  As filed with the Securities and Exchange Commission on September 15, 1999.


                                                 Securities Act File No. 2-29020
                                        Investment Company Act File No. 811-1646
================================================================================


-----------------
OMB Number:            U.S. SECURITIES AND EXCHANGE COMMISSION
3235-0307                       WASHINGTON, D.C. 20549
Expires: 05/31/00                   _______________
Estimated average
Burden hours per                       FORM N-1A
response 212.80
-----------------
                                                                      _
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              | |
                                                                      -
                                                                      _
    Pre-Effective Amendment No.  __                                  | |
                                                                      -
                                                                      _
    Post-Effective Amendment No. 61                                  |X|
                                 __                                   -
                                       and
                                                                      _
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      | |
                                                                      -
                                                                      _
     Amendment No.   61                                              |X|
                     __                                               -



                        (CHECK APPROPRIATE BOX OR BOXES.)

                                CIGNA FUNDS GROUP
               (Exact Name of Registrant as Specified in Charter)

           100 FRONT STREET, SUITE 300, WORCESTER, MASSACHUSETTS 01601
               (Address of Principal Executive Offices)       (Zip Code)

                                 (860) 726-3700
               Registrant's Telephone Number, including Area Code

                   BRIAN D. WELLS, 100 FRONT STREET, SUITE 300
                         WORCESTER, MASSACHUSETTS 01601
                     (Name and Address of Agent for Service)

                                   CONTINUOUS
                 (Approximate Date of Proposed Public Offering)
                                _______________

It is proposed that this filing will become effective (check appropriate box):
      _
     | |    Immediately upon filing pursuant to paragraph (b)
      -

      _
     | |    on (date) pursuant to paragraph (b)
      -
      _
     | |    60 days after filing pursuant to paragraph (a)(1)
      -

      _
     | |    on (date) pursuant to paragraph (a)(1)
      -
      _
     |x|    75 days after filing pursuant to paragraph (a)(2)
      -

      _
     | |    on (date) pursuant to paragraph (a)(2) of rule 485.
      -

If appropriate, check the following box:

      _
     | |    This post-effective amendment designates a new effective date for a
      -     previously filed post-effective amendment.


Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended.


                               ___________________

PLEASE SEND COMMUNICATIONS TO:   JEFFREY S. WINER
                           C/O CIGNA INVESTMENTS, INC.
              900 COTTAGE GROVE ROAD, S-215, HARTFORD, CT 06152-2215
                                 (860) 726-5576

CIGNA FUNDS GROUP






________________________________________________________________________________
                       CIGNA CHARTER MUTUAL FUNDS/SM/

 PROSPECTUS                MONEY MARKET FUND
 JANUARY 1, 2000           -----------------
                               CHARTER MONEY MARKET MUTUAL FUND

                           FIXED INCOME FUNDS
                           ------------------
                               CHARTER HIGH GRADE FIXED INCOME MUTUAL FUND
                               CHARTER CORE PLUS FIXED INCOME MUTUAL FUND
                               CHARTER ULTRA CORE PLUS FIXED INCOME MUTUAL FUND CHARTER EMERGING DEBT MUTUAL FUND

                           BALANCED FUND
                           -------------
                               CHARTER BALANCED MUTUAL FUND

                           EQUITY FUNDS
                           ------------
                               CHARTER LARGE COMPANY STOCK-GROWTH MUTUAL FUND CHARTER LARGE COMPANY STOCK-VALUE MUTUAL FUND CHARTER S&P 500 INDEX MUTUAL FUND
                               CHARTER SMALL COMPANY STOCK-GROWTH MUTUAL FUND CHARTER SMALL COMPANY STOCK-VALUE MUTUAL FUND CHARTER INTERNATIONAL STOCK MUTUAL FUND
















The Securities and Exchange
Commission has not approved or
disapproved these securities or
determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

INTRODUCTION
------------

CIGNA CHARTER MUTUAL FUNDS ARE SERIES OF CIGNA FUNDS GROUP, A FAMILY OF MUTUAL FUNDS. EACH SERIES, OR PORTFOLIO, HAS ITS OWN INVESTMENT STRATEGY AND RISK/REWARD PROFILE. THIS PROSPECTUS DESCRIBES ALL OF THE CLASSES OF EACH FUND.

BECAUSE YOU COULD LOSE MONEY BY INVESTING IN THESE FUNDS, BE SURE TO READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING.







                                TABLE OF CONTENTS

                                                                     PAGE NUMBER

Summary......................................................................
Bar Charts and Performance Tables............................................
Fees and Expenses of the Funds...............................................
Investment Information.......................................................
Management of the Funds......................................................
Pricing of Shares............................................................
Purchase and Redemption of Shares............................................
Dividends and Distributions..................................................
Tax Matters..................................................................
Financial Highlights.........................................................

FUND SUMMARY
   INVESTMENT SUMMARY

CHARTER MONEY MARKET MUTUAL         INVESTMENT OBJECTIVE:
FUND
                                    o    To provide as high a level of current
                                         income as is consistent with the
                                         preservation of capital and liquidity
                                         and the maintenance of a stable $1.00
                                         per share net asset value.

                                    PRINCIPAL INVESTMENT STRATEGIES:

                                    o    The fund invests exclusively in high-
                                         quality short-term money market
                                         instruments.

                                    PRINCIPAL RISKS OF INVESTING IN THE FUND:

                                    o    A major change in interest rates or a
                                         default on the fund's investments
                                         could cause the value of your
                                         investment in the fund to change.

                                    o    The fund is also subject to manager
                                         risk, which is the chance that poor
                                         security selection will cause the fund
                                         to underperform other funds with
                                         similar investment objectives

                                    o    An investment in the fund is not
                                         insured or guaranteed by the Federal
                                         Deposit Insurance Corporation or any
                                         other government agency.  Although the
                                         fund seeks to preserve the value of
                                         your investment at $1.00 per share, it
                                         is possible to lose money by investing
                                         in the fund.



CHARTER HIGH GRADE FIXED INCOME     INVESTMENT OBJECTIVE:
MUTUAL FUND
                                    o    Seeks a high level of total return.

                                    PRINCIPAL INVESTMENT STRATEGIES:

                                     o    The fund invests in fixed income
                                          securities that, at the time of
                                          purchase, are rated investment grade
                                          by either Moody's Investor Service,
                                          Inc. or Standard and Poor's or a
                                          similar rating agency or, if unrated,
                                          are judged by CIGNA Investments to be
                                          of comparable quality.

                                     o    While seeking high total return, CIGNA
                                          Investments, Inc. ("CIGNA
                                          Investments") will also seek to
                                          maintain an average portfolio yield
                                          consistent with a broad fixed income
                                          index such as the Lehman Brothers
                                          Aggregate Bond Index.

                                     o    CIGNA Investments will analyze market
                                          themes, individual security structural
                                          features, pricing, trading
                                          opportunities and issuer credit
                                          quality to select investments.

                                     o    CIGNA Investments may allocate fund
                                          assets across different market sectors
                                          and maturities.

                                     o    Up to 20% of fund assets may be
                                          invested in foreign currencies.
                                          Dollar denominated foreign securities
                                          do not count against this limitation.

                                     PRINCIPAL RISKS OF INVESTING IN THE FUND:

                                     The fund is subject to the following
                                     principal investment risks:

                                     o    This fund's principal risk factor is
                                          market risk.

                                     o    Market risk associated with bonds is
                                          related to the level of interest
                                          rates.  Generally, as interest rates
                                          rise, the market price of a bond
                                          falls.  (A 7% bond is less valuable
                                          once interest rates have risen to 8%
                                          and an investor can get a higher
                                          return elsewhere.)  As interest rates
                                          fall, however, the market price of a
                                          bond rises.  This "inverse"
                                          relationship is magnified for bonds
                                          with longer maturities.  (A bond's
                                          maturity is the length of time
                                          remaining before the borrower must pay
                                          the bondholder the face amount of the
                                          bond.)

                                     o    There are additional risks with
                                          investing in foreign countries, such
                                          as economic, currency, legal
                                          information, political and transaction
                                          risks. As a result of these additional
                                          risks, the fund may be more volatile
                                          than a fund that invested in domestic
                                          fixed-income securities only.

                                      The fund is also subject to:

                                      o    Manager risk, which is the chance
                                           that poor security selection will
                                           cause the fund to underperform other
                                           funds with similar investment
                                           objectives.

                                      o    Investment  style risk,  which is the
                                           risk that returns
                                           from investment grade fixed income
                                           securities will trail returns from
                                           other asset classes or the overall
                                           securities markets.

                                      o    Sector allocation risk, which is the
                                           risk that returns from certain
                                           sectors of fixed income securities
                                           will trail the returns from other
                                           sectors.

                                      o    Prepayment risk, which is the risk
                                           that the issuer of a debt security
                                           repays principal prior to a
                                           security's maturity.

CHARTER CORE PLUS FIXED INCOME
MUTUAL FUND                           INVESTMENT OBJECTIVE:

                                      o    Seeks a high level of total return.


                                      PRINCIPAL INVESTMENT STRATEGIES:

                                      o    The fund invests primarily in fixed
                                           income securities that, at the time
                                           of purchase, are rated investment
                                           grade by either Moody's Investor
                                           Service, Inc. or Standard and Poor's
                                           or a similar rating agency or, if
                                           unrated, are judged by CIGNA
                                           Investments to be of comparable
                                           quality.

                                      o    While seeking high total return,
                                           CIGNA Investments will also seek to
                                           maintain an average portfolio yield
                                           consistent with a broad fixed income
                                           index such as the Lehman Brothers
                                           Aggregate Bond Index.

                                      o    The fund may invest up to 25% of its
                                           assets in below investment-grade
                                           bonds.  These securities are commonly
                                           called "junk bonds."

                                      o    CIGNA Investments will analyze market
                                           themes, individual security
                                           structural features, pricing, trading
                                           opportunities and issuer credit
                                           quality to select investments.

                                      o    CIGNA Investments may allocate fund
                                           assets across different market
                                           sectors and maturities.

                                      o    Up to 20% of fund assets may be
                                           invested in foreign securities
                                           denominated in foreign currencies.
                                           Dollar denominated foreign securities
                                           do not count against this limitation.

                                      PRINCIPAL RISKS OF INVESTING IN THE FUND:

                                      The fund is subject to the following
                                      principal investment risks:

                                      o    This fund's principal risk factor is
                                           market risk.

                                      o    Market risk associated with bonds is
                                           related to the level of interest
                                           rates.  Generally, as interest rates
                                           rise, the market price of a bond
                                           falls.  (A 7% bond is less valuable
                                           once interest rates have risen to 8%
                                           and an investor can get a higher
                                           return elsewhere.)  As interest rates
                                           fall, however, the market price of a
                                           bond rises.  This "inverse"
                                           relationship is magnified for bonds
                                           with longer maturities.  (A bond's
                                           maturity is the length of time
                                           remaining before the borrower must
                                           pay the bondholder the face amount of
                                           the bond.)

                                      o    There are additional risks with
                                           investing in foreign countries, such
                                           as economic, currency, legal
                                           information, political and
                                           transaction risks. As a result of
                                           these additional risks, the fund may
                                           be more volatile than a fund that
                                           invested in domestic fixed-income
                                           securities only.

                                      o    Compared to higher-quality debt
                                           securities, below investment-grade
                                           bonds involve greater risk of default
                                           or price changes due to changes in
                                           the credit quality of the issuer. The
                                           value of below investment-grade bonds
                                           often fluctuates in response to
                                           company, political or economic
                                           developments and can decline
                                           significantly over short periods of
                                           time or during periods of general or
                                           regional economic difficulty. During
                                           those times, the bonds could be
                                           difficult to value or sell.

                                     The fund is also subject to:

                                     o     Manager risk, which is the chance
                                           that poor security selection will
                                           cause the fund to underperform other
                                           funds with similar investment
                                           objectives.

                                     o     Investment style risk, which is the
                                           risk that returns from investment
                                           grade and below investment-grade
                                           fixed income securities will trail
                                           returns from other asset classes or
                                           the overall securities markets.

                                     o     Sector allocation risk, which is
                                           the risk that returns from certain
                                           sectors of fixed income securities
                                           will trail the returns from other
                                           sectors.

                                     o     Prepayment risk, which is the risk
                                           that the issuer of a debt security
                                           repays principal prior to a
                                           security's maturity.


CHARTER ULTRA CORE PLUS FIXED
INCOME MUTUAL FUND                   INVESTMENT OBJECTIVE:

                                     o     Seeks a high level of total return.

                                     PRINCIPAL INVESTMENT STRATEGIES:

                                     o     The fund invests primarily in fixed
                                           income securities that, at the time
                                           of purchase, are rated investment
                                           grade by either Moody's Investor
                                           Service, Inc. or Standard and Poor's
                                           or a similar rating agency or, if
                                           unrated, are judged by CIGNA
                                           Investments to be of comparable
                                           quality.

                                     o     While seeking high total return,
                                           CIGNA Investments will also seek to
                                           maintain an average portfolio yield
                                           consistent with a broad fixed income
                                           index such as the Lehman Brothers
                                           Aggregate Bond Index.

                                      o    The fund may invest up to 35% of its
                                           assets in below investment-grade
                                           bonds. These securities are commonly
                                           called "junk bonds."

                                      o    CIGNA Investments will analyze market
                                           themes, individual security
                                           structural features, pricing, trading
                                           opportunities and issuer credit
                                           quality to select investments.

                                       o    CIGNA Investments may allocate fund
                                            assets across different market
                                            sectors and maturities.

                                       o    Up to 25% of fund assets may be
                                            invested in foreign securities
                                            denominated in foreign currencies.
                                            Dollar denominated foreign
                                            securities do not count against this
                                            limitation.



                                       PRINCIPAL RISKS OF INVESTING IN THE FUND:

                                       The fund is subject to the following
                                       principal investment risks:

                                       o    This fund's principal risk factor is
                                            market risk.

                                       o    Market risk associated with bonds is
                                            related to
                                            the level of interest rates.
                                            Generally, as interest rates rise,
                                            the market price of a bond falls. (A
                                            7% bond is less valuable once
                                            interest rates have risen to 8% and
                                            an investor can get a higher return
                                            elsewhere.)  As interest rates fall,
                                            however, the market price of a bond
                                            rises. This "inverse" relationship
                                            is magnified for bonds with longer
                                            maturities.  (A bond's maturity is
                                            the length of time remaining before
                                            the borrower must pay the bondholder
                                            the face amount of the bond.)

                                       o    There are additional risks with
                                            investing in foreign countries, such
                                            as economic, currency, legal
                                            information, political and
                                            transaction risks. As a result of
                                            these additional risks, the fund may
                                            be more volatile than a fund that
                                            invested in domestic fixed-income
                                            securities only.

                                       o    Compared to higher-quality debt
                                            securities, below investment-grade
                                            bonds involve greater risk of
                                            default or price changes due to
                                            changes in the credit quality of the
                                            issuer.  The value of below
                                            investment-grade bonds often
                                            fluctuates in response to company,
                                            political or economic developments
                                            and can decline significantly over
                                            short periods of time or during
                                            periods of general or regional
                                            economic difficulty.  During those
                                            times, the bonds could be difficult
                                            to value or sell.  These risks are
                                            greater for the Ultra Core Plus
                                            Fixed Income Fund than the Core
                                            Plus Fixed Income Fund, since the
                                            Ultra Core Plus Fixed Income Fund
                                            may invest a greater percentage of
                                            its assets in below investment-grade
                                            bonds.

                                       The fund is also subject to:

                                       o    Manager risk, which is the chance
                                            that poor security selection will
                                            cause the fund to underperform other
                                            funds with similar investment
                                            objectives.

                                       o    Investment style risk, which is the
                                            risk that returns from investment
                                            grade and below investment-grade
                                            fixed income securities will trail
                                            returns from other asset classes or
                                            the overall securities markets.

                                       o    Sector allocation risk, which is the
                                            risk that returns from certain
                                            sectors of fixed income securities
                                            will trail the returns from other
                                            sectors.

                                       o    Prepayment risk, which is that the
                                            issuer of a debt security repays
                                            principal prior to a security's
                                            maturity.

CHARTER EMERGING MARKET DEBT
MUTUAL FUND                            INVESTMENT OBJECTIVE:

                                       o    Seeks a high level of total return.

                                       PRINCIPAL INVESTMENT STRATEGIES:

                                       o    The fund invests primarily in
                                            sovereign bonds of emerging
                                            economies.

                                       o    While seeking high total return,
                                            CIGNA Investments will also seek to
                                            maintain an average portfolio yield
                                            consistent with a broad fixed income
                                            index such as the JP Morgan Emerging
                                            Markets Bond Index Plus.

                                       o    The fund may invest up to 35% of its
                                            assets in emerging market corporate
                                            bonds.

                                       o    The fund may invest up to 10% of its
                                            assets in U.S. Government direct
                                            obligations, U.S. Government
                                            agencies' securities and U.S.
                                            corporate bonds. U.S. Treasury
                                            securities that collateralize Brady
                                            Bonds do not count against this
                                            limitation. o Up to 100% of fund
                                            assets may be invested in foreign
                                            securities denominated in foreign
                                            currencies. Up to 30% of fund assets
                                            may be invested in foreign
                                            securities denominated in either the
                                            Euro or in Yen. No more than 20% of
                                            fund assets will be invested in
                                            foreign securities denominated in
                                            any other single foreign currency.

                                       o    The fund may invest in loans,
                                            preferred shares, convertible bonds,
                                            and other instruments that rank low
                                            in the issuer's capital structure.

                                       o    The fund may invest in defaulted and
                                            restructured securities.

                                       o    CIGNA Investments will analyze
                                            market themes, economic and
                                            political developments, individual
                                            security structural features, cash
                                            flow risk and relative value,
                                            trading opportunities and issuer
                                            credit quality to select
                                            investments.

                                       o    CIGNA Investments may allocate fund
                                            assets across difference market
                                            sectors and maturities.



                                       PRINCIPAL RISKS OF INVESTING IN THE FUND:

                                       The fund is subject to the following
                                       principal investment risks:

                                       o    This fund's principal risk factor is
                                            market risk.

                                        o   Market risk associated with bonds is
                                            related to the level of interest
                                            rates.  Generally, as interest rates
                                            rise, the market price of a bond
                                            falls.  (A 7% bond is less valuable
                                            once interest rates have risen to 8%
                                            and an investor can get a higher
                                            return elsewhere.)  As interest
                                            rates fall, however,  the market
                                            price of a bond rises.  This
                                            "inverse" relationship is magnified
                                            for bonds with longer maturities.
                                            (A bond's maturity is the length of
                                            time remaining before the borrower
                                            must pay the bondholder the face
                                            amount of the bond.)

                                       o    There are additional risks with
                                            investing in foreign countries, such
                                            as economic, currency, legal
                                            information, political and
                                            transaction risks. As a result of
                                            these additional risks, the fund may
                                            be more volatile than a fund that
                                            invested in domestic fixed-income
                                            securities only. o Compared to U.S.
                                            debt securities, emerging market
                                            debt securities often exhibit
                                            pronounced price volatility, even in
                                            instances where emerging markets
                                            securities have the same rating and
                                            maturity as their U.S. counterparts.
                                            The value of emerging market debt
                                            securities often fluctuates in
                                            response to political, economic, or
                                            company developments and can decline
                                            significantly over short periods of
                                            time or during periods of general or
                                            regional economic difficulty. During
                                            those times, the securities could be
                                            difficult to value or sell.

                                       The fund is also subject to:

                                       o    Manager risk, which is the chance
                                            that poor security selection will
                                            cause the fund to underperform other
                                            funds with similar investment
                                            objectives.

                                       o    Investment style risk, which is the
                                            risk that returns from emerging
                                            market securities will trail returns
                                            from other asset classes or the
                                            overall securities markets.

                                       o    Sector allocation risk, which is the
                                            risk that returns from certain
                                            emerging markets will trail the
                                            returns from other sectors.

                                       o    Prepayment risk, which is that the
                                            issuer of a debt security repays
                                            principal prior to a security's
                                            maturity.

                                       o    Currency risk, which is the risk
                                            that the value of a currency in
                                            which fund securities are
                                            denominated drops relative to the
                                            U.S. dollar.

CHARTER BALANCED MUTUAL FUND           INVESTMENT OBJECTIVE:

                                       o    Seeks a high total return through
                                            capital appreciation and current
                                            income.


                                        PRINCIPAL INVESTMENT STRATEGIES:


                                        o   Invests in a combination of equity
                                            securities (primarily common stocks,
                                            and to a lesser extent, securities
                                            convertible into common stocks), and
                                            fixed income securities.

                                       o    In selecting common stocks for the
                                            fund, the fund generally chooses
                                            stocks with a yield higher than the
                                            overall equity market. The fund uses
                                            a value-based strategy, focusing on
                                            a company's dividend history and
                                            current financial situation.

                                       o    The income securities the fund will
                                            invest in primarily will include
                                            obligations of the U.S. government
                                            and its agencies and investment
                                            grade corporate bonds.

                                       o    The fund may invest up to 25% of its
                                            assets in foreign equity and debt
                                            securities.

                                       PRINCIPAL RISKS OF INVESTING IN THE FUND:

                                       o    This fund's principal risk factor is
                                            market risk.

                                       o    Market risk associated with equity
                                            securities such as common stocks is
                                            related to stock-market movements.
                                            In general, stock values fluctuate
                                            in response to activities specific
                                            to a company, as well as
                                            general market, economic and
                                            political conditions. Stock prices
                                            can fluctuate widely in response to
                                            these factors.

                                       o    The fund's emphasis on value stocks
                                            may reduce its volatility and
                                            downside risk. Value stocks in
                                            theory are already underpriced. This
                                            is not guaranteed. A value stock may
                                            never reach what the manager
                                            believes is its full value, or may
                                            even go down in price. In the long
                                            run, the fund may produce more
                                            modest returns than riskier stock
                                            funds as a trade-off for this
                                            potentially lower risk.

                                       o    Market risk associated with bonds
                                            is related to the level of interest
                                            rates. Generally, as interest rates
                                            rise, the market price of a bond
                                            falls. (A 7% bond is less valuable
                                            once interest rates have risen to 8%
                                            and an investor can get a higher
                                            return elsewhere.) As interest rates
                                            fall, however, the market price of a
                                            bond rises. This "inverse"
                                            relationship is magnified for bonds
                                            with longer maturities. (A bond's
                                            maturity is the length of time
                                            remaining before the borrower must
                                            pay the bondholder the face amount
                                            of the bond.)

                                       o    There are additional risks with
                                            investing in foreign countries,
                                            specifically economic, currency,
                                            information, political and
                                            transaction risks. As a result of
                                            these additional risks, the fund may
                                            be more volatile than a fund that
                                            invested in domestic equities only.

                                       The fund is also subject to:

                                       o    Manager risk, which is the chance
                                            that poor security selection will
                                            cause the fund to underperform other
                                            funds with similar investment
                                            objectives.

                                       o    Investment style risk, which is the
                                            risk that returns from value stocks
                                            and government and investment grade
                                            bonds in which the fund invests will
                                            trail returns from other asset
                                            classes or the overall stock market.


CHARTER LARGE COMPANY STOCK-
GROWTH MUTUAL FUND                     INVESTMENT OBJECTIVE:

                                       Seeks long-term capital appreciation.

                                       PRINCIPAL INVESTMENT STRATEGIES:

                                       o    Invests primarily in common stocks
                                            of U.S. and, to a limited extent,
                                            foreign companies that exhibit
                                            strong or accelerating earnings
                                            growth. The median market value or
                                            capitalization of the companies in
                                            which the fund invests is generally
                                            higher than the median market
                                            capitalization of the companies in
                                            the S&P 500 Index.

                                       o    The fund focuses on companies with
                                            consistent or rising earnings growth
                                            records and compelling business
                                            strategies. The fund's portfolio
                                            managers study company developments,
                                            including business strategy,
                                            management focus and financial
                                            results, to identify companies with
                                            earnings growth and business
                                            momentum.

                                       o    Typically, the fund invests in from
                                            75 to 95 different companies, with
                                            each company's share of total fund
                                            assets ranging from 0.5% to 3.0%.

                                       o    The fund emphasizes securities that,
                                            in the investment manager's opinion,
                                            have the potential to rise in price
                                            rather than pay out income.


                                       PRINCIPAL RISK OF INVESTING IN THE FUND:

                                       o    This fund's principal risk factor is
                                            market risk. The value of your
                                            investment will fluctuate in
                                            response to stock market movements.
                                            In general, stock values fluctuate
                                            in response to activities specific
                                            to a company, as well as general
                                            market, economic and political
                                            conditions. Stock prices can
                                            fluctuate widely in response to
                                            these factors.

                                       The fund is also subject to:

                                       o    Manager risk, which is the chance
                                            that poor security selection will
                                            cause the fund to underperform other
                                            funds with similar investment
                                            objectives.

                                       o    Investment style risk, which is the
                                            risk that returns from large
                                            capitalization growth will trail
                                            returns from other asset classes or
                                            the overall stock market.

CHARTER LARGE COMPANY STOCK-VALUE
MUTUAL FUND                            INVESTMENT OBJECTIVE:

                                       Seeks long-term growth of capital, income and a reasonable current return.


                                       PRINCIPAL INVESTMENT STRATEGIES

                                       o    Invests primarily in dividend-paying
                                            common stocks of established, large
                                            U.S. companies. Each stock is
                                            purchased when it is undervalued
                                            relative to the stock's individual
                                            history and to the market.
                                            Generally, at the time of purchase,
                                            the stocks are out of favor with the
                                            investment community.


                                       PRINCIPAL RISKS OF INVESTING IN THE FUND:

                                       o    This fund's principal risk factor is
                                            market risk. The value of your
                                            investment will fluctuate in
                                            response to stock-market movements.
                                            In general, stock values fluctuate
                                            in response to activities specific
                                            to a company, as well as general
                                            market, economic and political
                                            conditions. Stock prices can
                                            fluctuate widely in response to
                                            these factors.

                                       o    The amount of income you receive
                                            from the fund will also fluctuate.
                                            The fund's emphasis on large-company
                                            value stocks may reduce its
                                            volatility and downside risk. Value
                                            stocks in theory are already
                                            underpriced, and large-company
                                            stocks tend to be less volatile than
                                            small-company stocks.  This is not
                                            guaranteed. A value stock may never
                                            reach what the manager believes is
                                            its full value, or may even go down
                                            in price. In the long run, the fund
                                            may produce more modest returns than
                                            riskier stock funds as a trade-off
                                            for this potentially lower risk.

                                       The fund is also subject to:

                                       o    Manager risk, which is the chance
                                            that poor security selection will
                                            cause the fund to underperform other
                                            funds with similar investment
                                            objectives.

                                        o   Investment style risk, which is the
                                            risk that returns from large
                                            capitalization value stocks will
                                            trail returns from other asset
                                            classes or the overall stock market.

CHARTER S&P 500 INDEX MUTUAL
FUND                                   INVESTMENT OBJECTIVE:

                                       o    To achieve long-term growth of
                                            capital by investing principally in
                                            common stocks of companies in the
                                            Standard & Poor's 500 Composite
                                            Stock Price Index ("S&P 500"), an
                                            index emphasizing
                                            large-capitalization stocks.

                                       PRINCIPAL INVESTMENT STRATEGIES:

                                       o    The Fund attempts to replicate the
                                            composition and total return,
                                            reduced by fund expenses, of the S&P
                                            500. Normally, the fund will invest
                                            at least 80% of its total assets in
                                            common stock of companies which
                                            compose the S&P 500.

                                       PRINCIPAL RISKS OF INVESTING IN THE FUND:

                                       o    This fund's principal risk factor is
                                            market risk, which is the
                                            possibility that common stock prices
                                            will decline, sometimes
                                            substantially, over short or
                                            extended periods. The stock market
                                            tends to be cyclical, with periods
                                            when stock prices generally decline.

                                       o    The fund is also subject to
                                            investment style risk, which is the
                                            risk that returns from large
                                            capitalization stocks will trail
                                            returns from other asset classes or
                                            the overall stock market.



CHARTER SMALL COMPANY STOCK-
GROWTH MUTUAL FUND                     INVESTMENT OBJECTIVE:


                                       o    Seeks long-term capital
                                            appreciation.

                                       PRINCIPAL INVESTMENT STRATEGIES:

                                       o    Invests primarily in the common and
                                            preferred stocks of U.S. companies
                                            with market capitalizations between
                                            $30 million and $3 billion. The fund
                                            focuses on growing companies
                                            involved in new product development
                                            and technological breakthroughs.

                                       o    The fund's portfolio managers:

                                       o    Look across all sectors of the stock
                                            market to find companies that meet
                                            the fund's investment criteria -
                                            including strong, sustainable unit
                                            growth, consistent earnings,
                                            proprietary products and services
                                            and minimal institutional ownership,
                                            and

                                       o    Look for stocks that have the
                                            potential for price appreciation of
                                            50% over the following 18 months and
                                            price/earnings ratios at a discount
                                            relative to their earnings growth
                                            rates.


                                       PRINCIPAL RISKS OF INVESTING IN THE FUND:

                                       o    This fund's principal risk factor is
                                            market risk. The value of your
                                            investment will fluctuate in
                                            response to stock market movements.
                                            In general, stock values fluctuate
                                            in response to activities specific
                                            to a company, as well as general
                                            market, economic and political
                                            conditions. Stock prices can
                                            fluctuate widely in response to
                                            these factors.

                                            o    The market risk for investments
                                                 in smaller companies is higher
                                                 than for larger companies.
                                                 Stock prices for smaller
                                                 companies may change more, and
                                                 more quickly, over short time
                                                 periods.

                                       The fund is also subject to:

                                       o    Manager risk, which is the chance
                                            that poor security selection will
                                            cause the fund to underperform other
                                            funds with similar investment
                                            objectives.

                                       o    Investment style risk, which is the
                                            risk that returns from small
                                            capitalization growth stocks will
                                            trail returns from other asset
                                            classes or the overall stock market.


CHARTER SMALL COMPANY STOCK-
VALUE MUTUAL FUND                      INVESTMENT OBJECTIVE:

                                       Seeks capital appreciation.


                                       PRINCIPAL INVESTMENT STRATEGIES:

                                       o    Invests primarily in common stocks
                                            of small U.S. companies with market
                                            capitalizations of less than $1
                                            billion whose stock prices are
                                            believed to be

                                      -14
                                            undervalued. Emphasis at time of
                                            purchase will be on companies that
                                            have market capitalizations of less
                                            than $600 million.

                                       o    The fund's securities selection
                                            focuses on companies that are out of
                                            favor with markets or have not yet
                                            been discovered by the broader
                                            investment community.

                                       o    The fund's investment manager
                                            generally looks for companies with:

                                            o    A low price relative to their
                                                 assets, earnings, cash flow or
                                                 business franchise;

                                            o    Products and services that give
                                                 them a competitive advantage;
                                                 and

                                            o    Strong balance sheets and
                                                 strong management.


                                       PRINCIPAL RISKS OF INVESTING IN THE FUND:

                                       o    This fund's principal risk factor is
                                            market risk. The value of your
                                            investment will fluctuate in
                                            response to stock-market movements.
                                            In general, stock values fluctuate
                                            in response to activities specific
                                            to a company, as well as general
                                            market, economic and political
                                            conditions. Stock prices can
                                            fluctuate widely in response to
                                            these factors.

                                       o    The fund's share price may fluctuate
                                            more than that of funds primarily
                                            invested in stocks of mid-sized and
                                            large companies.  Occasionally,
                                            small company securities may
                                            under-perform as compared to the
                                            securities of larger companies. They
                                            may also pose greater risk due to
                                            narrow product lines, limited
                                            financial resources, less depth in
                                            management or a limited trading
                                            market for their stocks.

                                       o    The fund's investments are often
                                            focused in a small number of
                                            business sectors. In addition, the
                                            fund may invest in certain
                                            securities with unique risks, such
                                            as special situations.

                                       The fund is also subject to:

                                       o    Manager risk, which is the chance
                                            that poor security selection will
                                            cause the fund to underperform other

                                      -15
                                            funds with similar investment
                                            objectives.

                                       o    Investment style risk, which is the
                                            risk that returns from small
                                            capitalization value stocks will
                                            trail returns from other asset
                                            classes or the overall stock market.


CHARTER INTERNATIONAL STOCK MUTUAL
FUND                                   INVESTMENT OBJECTIVE:

                                       Seeks long-term capital appreciation


                                       PRINCIPAL INVESTMENT STRATEGIES:

                                       o    The fund invests primarily in common
                                            stocks of well-established companies
                                            located outside the U.S.

                                       o    The fund emphasizes medium to large
                                            market capitalization companies that
                                            are best positioned to take
                                            advantage of global change. The fund
                                            may invest up to 100% of its assets
                                            in common stock and other equity
                                            securities traded on recognized
                                            exchanges throughout the world. The
                                            fund may not invest in the stocks of
                                            U.S. companies. The fund will
                                            typically hold from 70 to 90 stocks.

                                       o    Up to 15% of fund assets may be
                                            invested in emerging markets.

                                       o    The fund may invest only in the
                                            securities of companies
                                            headquartered or principally traded
                                            in countries whose capital markets
                                            are of sufficient size, liquidity
                                            and stability to minimize risk due
                                            to illiquidity or market disruption.


                                       PRINCIPAL RISKS OF INVESTING IN THE FUND:

                                       o    This fund's principal risk factor is
                                            market risk. The value of your
                                            investment will fluctuate in
                                            response to stock market movements.
                                            In general, stock values fluctuate
                                            in response to activities specific
                                            to a company, as well as general
                                            market, economic and political
                                            conditions. Stock prices can
                                            fluctuate widely in response to
                                            these factors.

                                       o    There are additional risks with
                                            investing in foreign
                                            countries, especially in developing
                                            countries - specifically, economic,
                                            currency, information, political and
                                            transaction risks. As a result of
                                            these additional risks, the fund may
                                            be more volatile than a domestic
                                            stock fund.

                                       o    Foreign stocks may not move in
                                            concert with the U.S. markets. The
                                            fund's investments are often focused
                                            in a small number of business
                                            sectors. In addition, the fund may
                                            invest in certain securities with
                                            unique risks, such as forward
                                            foreign currency contracts. The fund
                                            is also subject to: o Manager risk,
                                            which is the chance that poor
                                            security selection will cause the
                                            fund to underperform other funds
                                            with similar investment objectives.

                                       o    Investment style risk, which is the
                                            risk that returns from foreign
                                            stocks will trail returns from other
                                            asset classes or the overall stock
                                            market.

YOU CAN LOSE MONEY BY INVESTING IN ANY OF THE FUNDS. THE FUNDS MAY NOT ACHIEVE THEIR INVESTMENT OBJECTIVES.

BAR CHARTS AND PERFORMANCE TABLES
The bar charts and tables shown below provide some indication of the risks of investing in the funds. The bar charts show changes in the performance of the funds' shares from year to year over a ten-year period, or life of the fund, whichever is shorter.

The tables show how the average annual returns of the funds= institutional class shares, for one, five and ten years (or life of the fund, whichever is shorter) compare to those of a broad measure of market performance. The returns for the other classes will be lower than the institutional class returns shown in the bar chart, due to higher expenses of the other classes.

A fund's past performance does not necessarily indicate how the fund will perform in the future.

There are bar charts and tables only for the Money Market Fund and the S&P 500 Index Fund, since the other funds offered by this prospectus did not commence operations until January 2000.


               [THE FOLLOWING INFORMATION APPEARS AS A BAR CHART]

                    Money Market Fund - Annual Total Return


 8.96%    7.82%   5.75%   3.36%   2.39%   3.43%   5.33%   4.91%   5.27%   5.18%

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998


During the ten-year period shown in the bar chart, the highest quarterly return for the Money market Fund was 2.35% (for the quarter ended 6/30/89) and the lowest quarterly return was 0.55% (for the quarter ended 12/31/93).

MONEY MARKET FUND AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998

                            Past 1 year        Past 5 years        Past 10 years
Money Market Fund           5.18%              4.82%               5.22%
3-Month U.S. Treasury bills 5.33%              5.31%               5.57%

The Money Market Fund's 7-day annualized yield as of December 31, 1998 was
4.69%.

            [THE FOLLOWING INFORMATION APPEARS AS A BAR CHART GRAPH]

                    S&P 500 INDEX FUND - ANNUAL TOTAL RETURN


                                     28.28%

                                      1998



During the period shown in the bar chart, the highest quarterly return for the S&P 500 Index Fund was 23.31% (for the quarter ended 12/31/98) and the lowest quarterly return was -10.03% (for the quarter ended 9/30/98).


S&P 500 INDEX FUND AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998 (COMMENCED OPERATIONS JULY 1, 1997)

                               Past 1 year                Life of Fund

S&P 500 Index Fund                28.28%                     25.95%

S&P 500                           28.57%                     26.22%

FEES AND EXPENSES OF THE FUNDS
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

  SHAREHOLDER FEES (ALL FUNDS AND CLASSES)
     (FEES PAID DIRECTLY FROM YOUr
      INVESTMENT)
--------------------------------------------------------------------------------

  Maximum sales charge (load) imposed
  on Purchases (as a percentage
  of offering Price)                                    None
  Maximum deferred sales charge (load)                  None

  Redemption fee (as a percentage of
         Amount redeemed)                               None

  Exchange fee                                          None





                                                        HIGH       CORE
ANNUAL FUND OPERATING EXPENSES                          GRADE      PLUS
   (EXPENSES THAT ARE DEDUCTED FROM           MONEY     FIXED      FIXED      ULTRA CORE PLUS
    FUND ASSETS)                             MARKET     INCOME     INCOME       FIXED INCOME      EMERGING     BALANCED
INSTITUTIONAL CLASS:                          FUND       FUND       FUND           FUND          DEBT FUND      FUND
----------------------------------------------------------------------------------------------------------------------

Management fees                              .35%        .60%       .65%             .65%           1.00%        .75%
Distribution & service (12b-1) fees          None        None       None             None           None         None
Other expenses/1/                            .16%        .20%       .20%             .20%            .20%        .26%
Total Annual Fund Operating Expenses
       (before waivers)2                     .51%        .80%       .85%             .85%           1.20%       1.01%
Waiver of Fund Expenses                    ( .06%)     ( .30%)    ( .35%)          ( .30%)         ( .55%)     ( .21%(

Total Actual Fund Operating Expenses
       (after waivers)/2/                    .45%        .50%       .50%             .55%            .65%        .80%




ANNUAL FUND OPERATING EXPENSES                    LARGE         LARGE                  SMALL        SMALL
   (EXPENSES THAT ARE DEDUCTED FROM              COMPANY       COMPANY    S&P 500     COMPANY      COMPANY
    FUND ASSETS)                               STOCK-GROWTH  STOCK-VALUE  INDEX     STOCK-GROWTH  STOCK-VALUE  INTERNATIONAL
INSTITUTIONAL CLASS:                               FUND         FUND        FUND       FUND         FUND         STOCK FUND
-----------------------------------------------------------------------------------------------------------------------------

Management fees                                    .80%          .75%         .25%       1.00%        1.00%       1.00%
Distribution & service (12b-1) fees                None          None         None       None         None         None
Other expenses/1/                                    .24%          .24%         .14%        .26%         .26%        .30%
Total Annual Fund Operating Expenses
       (before waivers)/2/                        1.04%          .99%         .39%       1.26%        1.26%       1.30%
Waiver of Fund Expenses                          ( .24%)       ( .19%)      ( .14%)     ( .21%)      ( .21%)     ( .25%)

Total Actual Fund Operating Expenses
       (after waivers)/2/                          .80%          .80%         .25%       1.05%        1.05%       1.05%


ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM             MONEY
    FUND ASSETS)                                MARKET      BALANCED
ADMINISTRATIVE CLASS - A                         FUND         FUND
-----------------------------------------------------------------------

Management fees                              .35%            .75%
Distribution & service (12b-1) fees          None            None
Other expenses/1/                            .41%            .46%
Total Annual Fund Operating Expenses
       (before waivers)/2/                   .76%           1.21%
Waiver of Fund Expenses                    ( .06%)         ( .21%)

Total Actual Fund Operating Expenses
       (after waivers)/2/                    .70%           1.00%




ANNUAL FUND OPERATING EXPENSES                    LARGE         LARGE                  SMALL        SMALL
   (EXPENSES THAT ARE DEDUCTED FROM              COMPANY       COMPANY    S&P 500     COMPANY      COMPANY
    FUND ASSETS)                               STOCK-GROWTH  STOCK-VALUE  INDEX     STOCK-GROWTH STOCK-VALUE  INTERNATIONAL
ADMINISTRATIVE CLASS - A                           FUND         FUND        FUND       FUND         FUND      STOCK FUND
------------------------------------------------------------------------------------------------------------------------------

Management fees                                   .80%          .75%         .25%       1.00%        1.00%       1.00%
Distribution & service (12b-1) fees               None          None         None       None         None         None
Other expenses/1/                                 .44%          .44%         .34%        .46%         .46%        .55%
Total Annual Fund Operating Expenses
       (before waivers)/2/                       1.24%         1.19%         .59%       1.46%        1.46%       1.55%
Waiver of Fund Expenses                         ( .24%)       ( .19%)      ( .24%)     ( .21%)      ( .21%)     ( .30%)

Total Actual Fund Operating Expenses
       (after waivers)/2/                        1.00%         1.00%         .35%       1.25%        1.25%       1.25%




                                                          HIGH       CORE
ANNUAL FUND OPERATING EXPENSES                            GRADE      PLUS
   (EXPENSES THAT ARE DEDUCTED FROM                       FIXED      FIXED      ULTRA CORE PLUS
    FUND ASSETS)                                          INCOME     INCOME       FIXED INCOME     EMERGING
ADMINISTRATIVE CLASS - B                                  FUND       FUND           FUND           DEBT FUND
-------------------------------------------------------------------------------------------------------------------

Management fees                                           .60%       .65%           .65%           1.00%
Distribution & service (12b-1) fees                       .15%       .15%           .15%            .15%
Other expenses/1/                                         .45%       .45%           .45%            .45%
Total Annual Fund Operating Expenses
       (before waivers)/2/                               1.20%      1.25%          1.25%           1.60%
Waiver of Fund Expenses                                 ( .30%)    ( .35%)        ( .30%)          (.55%)

Total Actual Fund Operating Expenses
       (after waivers)/2/                                 .90%       .90%           .95%           1.05%





                                                          HIGH       CORE
ANNUAL FUND OPERATING EXPENSES                            GRADE      PLUS
   (EXPENSES THAT ARE DEDUCTED FROM              MONEY    FIXED      FIXED      ULTRA CORE PLUS
    FUND ASSETS)                                MARKET    INCOME     INCOME       FIXED INCOME     EMERGING     BALANCED
RETAIL CLASS:                                   FUND      FUND       FUND           FUND           DEBT FUND    FUND
-------------------------------------------------------------------------------------------------------------------------

Management fees                                  .35%       .60%       .65%          .65%           1.00%         .75%
Distribution & service (12b-1) fees              .25%       .25%       .25%          .25%            .25%         .25%

Other expenses/1/                                .41%       .45%       .45%          .45%            .45%         .46%
Total Annual Fund Operating Expenses
       (before waivers)/2/                      1.01%      1.30%      1.35%         1.35%           1.70%        1.46%
Waiver of Fund Expenses                        ( .06%)    ( .30%)    ( .35%)       ( .30%)        ( .055%)      ( .21%)

Total Actual Fund Operating Expenses
       (after waivers)/2/                        .95%      1.00%      1.00%         1.05%           1.15%        1.25%




ANNUAL FUND OPERATING EXPENSES                LARGE         LARGE                  SMALL        SMALL
   (EXPENSES THAT ARE DEDUCTED FROM          COMPANY       COMPANY    S&P 500     COMPANY      COMPANY
    FUND ASSETS)                          STOCK-GROWTH  STOCK-VALUE  INDEX     STOCK-GROWTH STOCK-VALUE  INTERNATIONAL
RETAIL CLASS:                                 FUND         FUND        FUND       FUND         FUND      STOCK FUND
---------------------------------------------------------------------------------------------------------------------------

Management fees                               .80%         .75%         .25%       1.00%        1.00%       1.00%
Distribution & service (12b-1) fees           .25%         .25%         .25%        .25%         .25%        .25%
Other expenses/1/                             .44%         .44%         .34%        .46%         .46%        .55%
Total Annual Fund Operating Expenses
       (before waivers)/2/                   1.49%        1.44%         .84%       1.71%        1.71%       1.80%
Waiver of Fund Expenses                     ( .24%)      ( .19%)      ( .14%)     ( .21%)      ( .21%)     ( .30%)

Total Actual Fund Operating Expenses
       (after waivers)/2/                    1.25%        1.25%         .70%       1.50%        1.50%       1.50%

(1) Other expenses for all funds except Money Market and S&P 500 Index Funds are based on estimated amounts for the current fiscal year.
(2) CIGNA Investments has contractually agreed, until December 31, 2000, to waive management fees and reimburse the funds if and to the extent total fund operating expenses exceed the following percentages of average daily net assets for each fund:



                                                               APPLICABLE PERCENTAGE OF AVERAGE DAILY NET ASSETS
                                     INSTITUTIONAL            ADMINISTRATIVE-A         ADMINISTRATIVE-B             RETAIL


Money Market Fund                          .45%                       .70%                     .NA                     .95%
High Grade Fixed Income Fund               .50%                        NA                      .90%                   1.00%
Core Plus Fixed Income Fund                .50%                        NA                      .90%                   1.00%
Ultra Core Plus Fixed Income Fund          .55%                        NA                      .95%                   1.05%
Emerging Debt Fund                         .65%                        NA                     1.05%                   1.15%
Balanced Fund                              .80%                      1.00%                      NA                    1.25%
Large Company Stock-Growth Fund            .80%                      1.00%                      NA                    1.25%
Large Company Stock-Value Fund             .80%                      1.00%                      NA                    1.25%
S&P 500 Index Fund                         .25%                       .35%                      NA                     .70%
Small Company Stock-Growth Fund           1.05%                      1.25%                      NA                    1.50%
Small Company Stock-Value Fund            1.05%                      1.25%                      NA                    1.50%
International Stock Fund                  1.05%                      1.25%                      NA                    1.50%



CIGNA Investments may extend its obligation to waive fees and reimburse expenses beyond December 31, 2000.

CIGNA Investments retains the ability to be repaid by a fund if a fund's expenses fall below the specified limit prior to the end of the fiscal year or within three years after CIGNA Investments waives management fees or reimburses fund operating expenses. Reimbursement arrangements can decrease a fund's expenses and boost its performance.

EXAMPLE

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

The example assumes that:

     o   You invest $10,000 in the fund for the time periods indicated;

     o   Your investment has a 5% return each year; and

     o Each fund's operating expenses reflect contractual expense limitations for the first year. After the first year, the example does not take into consideration CIGNA Investment's agreement to reduce fund expenses, and assumes that a fund's operating expenses remain the same in each year of the applicable period.

     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


INSTITUTIONAL CLASS                         1 YEAR    3 YEARS     5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------
Money Market Fund                           $  46      $157         $279         $636
High Grade Fixed Income Fund                $  51      $226
Core Plus Fixed Income Fund                 $  51      $236
Ultra Core Plus Fixed Income Fund           $  56      $241
Emerging Debt Fund                          $  66      $327
Balanced Fund                               $  82      $301
Large Company Stock-Growth Fund             $  82      $307
Large Company Stock-Value Fund              $  82      $297
S&P 500 Index Fund                          $  26      $111         $205         $482
Small Company Stock-Growth Fund             $ 107      $379
Small Company Stock-Value Fund              $ 107      $379
International Stock Fund                    $107       $388




ADMINISTRATIVE CLASS-A                      1 YEAR    3 YEARS     5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------

Money Market Fund                           $ 72        $237        $417         $939
Balanced Fund                               $102        $364
Large Company Stock-Growth Fund             $102        $370
Large Company Stock-Value Fund              $102        $360
S&P 500 Index Fund                          $ 36        $165         $307        $723
Small Company Stock-Growth Fund             $127        $442
Small Company Stock-Value Fund              $127        $442
International Stock Fund                    $127        $461



ADMINISTRATIVE CLASS-B                      1 YEAR      3 YEARS     5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------
High Grade Fixed Income Fund                $  92        $352
Core Plus Fixed Income Fund                 $  92        $363
Ultra Core Plus Fixed Income Fund           $  97        $368
Emerging Debt Fund                          $ 107        $453



RETAIL CLASS                               1 YEAR       3 YEARS   5 YEARS       10 YEARS
------------------------------------------------------------------------------------------------

Money Market Fund                          $.97         $316      $553         $1,234
High Grade Fixed Income Fund               $102         $383
Core Plus Fixed Income Fund                $102         $394
Ultra Core Plus Fixed Income Fund          $107         $399
Emerging Debt Fund                         $117         $484
Balanced Fund                              $127         $442
Large Company Stock-Growth Fund            $127         $448
Large Company Stock-Value Fund             $127         $437
S&P 500 Index Fund                         $ 72         $254      $453         $1,030
Small Company Stock-Growth Fund            $153         $519
Small Company Stock-Value Fund             $153         $519
International Stock Fund                   $153         $538


INVESTMENT INFORMATION  - OBJECTIVES, STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------
MONEY MARKET FUND

The fund's objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term high quality money market instruments. The fund invests in money market instruments such as U.S. Government direct obligations and U.S. Government agencies' securities. In addition, the fund may invest in other money market instruments such as asset-backed securities, bankers' acceptances, certificates of deposit, commercial loan participations, repurchase agreements, time deposits and commercial paper, all of which will be denominated in U.S. dollars. Bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. The fund purchases commercial paper primarily from U.S. issuers but may purchase this type of security from foreign issuers so long as it is denominated in U.S. dollars.

CONCENTRATION OF INVESTMENTS.

The fund may invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. The fund classifies captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent in the industry of their parent's corporation. Concentrating investments in any one industry may subject the fund to more risk than if it did not concentrate investments.

In addition, the fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment.

INVESTMENT POLICIES

The fund may follow operational policies that are more restrictive than the investment limitations as set forth in this prospectus and the Statement of Additional Information in order to comply with applicable laws and regulations governing money market funds, including the provisions of and regulations under the Investment Company Act of 1940 (the 1940 Act). In particular, the fund intends to comply with the various requirements of Rule 2a-7 of the 1940 Act, which regulates portfolio maturity, quality and diversification. For example, the fund will limit its investments to securities with effective remaining maturities of 397 days or less and will maintain a dollar-weighted average maturity of 90 days or less. The fund will determine the effective remaining maturity of its investments according to Rule 2a-7.

Pursuant to procedures adopted by the fund's Board of Trustees, the fund may purchase only high quality securities that CIGNA Investments, Inc., the fund's adviser (CIGNA Investments) believes present minimal credit risks. To be considered high quality, a security must be a U.S. Government security or must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security) or, if unrated, judged to be of equivalent quality by CIGNA Investments.

High quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating (e.g. Standard & Poor's Corporation's ("S&P") A-1 rating) from at least two rating services (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories (e.g., S&P's A-1 or A-2) from at least two rating services (or one, if only one has rated the security), but do not qualify as first tier securities. If a security has been assigned different ratings by different rating services, at least two rating services must have assigned the highest of the ratings in order for CIGNA Investments to determine eligibility on the basis of that highest rating. Based on procedures adopted by the Board of Trustees, CIGNA Investments may determine that an unrated security is of equivalent quality to a rated first or second tier security.

The fund may not invest more than 5% of its total assets in second tier securities. In addition, the fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The fund may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.

HIGH GRADE FIXED INCOME, CORE PLUS FIXED INCOME, ULTRA CORE PLUS FIXED INCOME AND EMERGING MARKET DEBT FUNDS

STRATEGY/PHILOSOPHY
-------------------
CIGNA Investment's fixed income investment philosophy is based on our belief that market inefficiencies exist due to varying investor objectives and time horizons. The funds capitalize on market inefficiencies by identifying market cycles, making tactical and decisive sector allocations, and selecting securities through a disciplined process. The funds do not anticipate movements in U.S. Treasury rates as a primary strategy.

The High Grade Fixed Income, Core Plus Fixed Income and Ultra Core Plus Fixed Income Funds will invest in a broad array of fixed income sectors including government and agency securities, corporate bonds, and securitized bonds such as mortgage backed and asset backed securities. The High Grade Fixed Income Fund invests in investment grade fixed income securities, while the Core Plus Fixed Income Fund may invest up to 25% of its assets in below investment grade securities, and the Ultra Core Plus Fixed Income Fund may invest up to 35% of its assets in below investment grade securities and may invest to a slightly greater degree in international, non-U.S. dollar denominated securities.

The Emerging Market Debt Fund will invest primarily in sovereign bonds of emerging economies.

DECISION MAKING PROCESS
-----------------------
Investment decisions for the funds follow a three-stage process.

First, the portfolio managers and the strategy team identify key global and macroeconomic themes they anticipate will drive the fixed income markets. For example, the team analyzes liquidity trends, monetary and fiscal policy, capital flows, business cycles, and global indicators such as yield curves and currency dynamics.

Next, the market themes are translated into portfolio strategies and sector allocations that are designed to add value and diversify risk. Various strategies are analyzed and the investment team selects the appropriate allocation within the risk/reward tolerances for the fund.

Finally, sector specialists buy or sell securities to implement the sector allocations. The specific investment choices are based on fundamental industry analysis, independent research, and quantitative analysis of bond structures.

In managing the High Grade Fixed Income Fund, Core Plus Fixed Income Fund, Ultra Core Plus Fixed Income Fund and Emerging Debt Fund, CIGNA Investments uses the same strategy and decision making process across all three funds. In addition, the portfolio construction of the Emerging Debt Fund will also reflect CIGNA Investments' analysis of relative value across countries, regions, security structure and market sector.

BALANCED FUND

The fund strives for reasonably consistent total returns over "up" and "down" market cycles.

o    At least 30% of fund assets is invested in each of the following:
                o  equities; and
                o  fixed- and variable-income securities.

o Up to 40% of fund assets is allocated according to the portfolio managers' assessment of business, economic and market conditions. The manager analyzes the return available from stocks and bonds in deciding how to invest the fund's assets.

                                      -26

o    May invest in:
                o equity securities which usually pay dividends and are traded on a national securities exchange, although the fund may also invest in securities traded on regional stock exchanges on the over-the-counter market;
                o    investment-grade corporate debt obligations; and
                o    obligations of the U.S. Government and its Agencies

o    May invest up to 25% of total assets in foreign equity and debt securities.

With respect to the fund's investments in common stocks, the fund focuses on stocks with a yield higher than the overall equity market. This may result in the fund purchasing the stocks of smaller companies. The market risk for investments in smaller companies is higher than for larger companies. Stock prices for smaller companies may change more, and more quickly, over short time periods.

The income securities the fund will acquire will be obligations of the U.S. government and its agencies, and corporate bonds rated in one of the four highest ratings of corporate obligations by Moody's Investor Services, Inc. or Standard & Poor's or, if not rated, in the manager's opinion, having similar investment characteristics to those in the top four ratings. Typically, these income securities will have long or intermediate-term maturities.

LARGE COMPANY STOCK-GROWTH FUND

The fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of medium and large capitalization companies. The portfolio manager seeks to maximize long-term capital appreciation by investing primarily in the equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. The portfolio manager emphasizes individual security selection and may focus the fund's holdings within the limits permissible for a diversified fund.

The fund follows a flexible investment program in looking for companies with above average capital appreciation potential. The fund focuses on companies with consistent or rising earnings growth records and compelling business strategies. The portfolio manager continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, the portfolio manager closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The fund considers selling securities of issuers that no longer meet the portfolio manager's criteria.

o The fund is predominantly invested in dollar-denominated equity securities traded on U.S. exchanges or over-the counter. These include U.S. common stock, securities convertible into common stock and preferred stock.

         o The fund is typically comprised of 75 to 100 holdings. The maximum concentration in the top ten holdings is generally 35% to 45%.

         o The median market capitalization of companies in which the fund invests is generally higher than the median market capitalization of companies in the S&P 500 Index.
         o The maximum allocation to any one industry/sector is generally three to four times that of the major S&P industry/sector weighting.

o    Up to 15% of fund assets may be held in cash.

o Up to 15% of fund assets may be invested in foreign securities and American Depository Receipts. Typically, such holdings represent less than 5% of the portfolio.

LARGE COMPANY STOCK-VALUE FUND

The fund's primary strategy is to investment mainly in dividend-paying common stocks of established, large U.S. companies. Each stock is purchased when it is undervalued relative to the stock's individual history and to the market. Generally, at the time of purchase, the stocks are out of favor with the investment community. These stocks are expected to produce a relatively high and stable level of income and to have the potential for long-term capital appreciation. The fund may also invest in securities that are convertible to common stocks. In the past, stocks with relatively high dividend yields have tended to lag the overall stock market during rising markets, and to outperform it during periods of flat or declining prices.

The portfolio manager with one or more of the following attributes; a strong proprietary product or service; a low share price in relation to cash flow or asset values; a new product or development or some other unique situation that offers attractive prospects for long-term returns and limited risk.

o    Normally invests:
o 90% to 100% of assets in highly liquid equity securities, with an emphasis on New York Stock Exchange issues; and o Up to 10% of assets in cash and cash equivalents.

o    May invest up to 15% of fund assets in convertible securities.

o Although the fund does not make significant investments in securities of companies based outside the United States, it reserves the right to invest up to 20% of its assets in foreign securities.

o Holds between 50 and 60 securities, which may include American Depository Receipts.

o Generally does not invest more than 5% of fund assets in any single investment.

o A price decline of 10% or more of a security held by the fund will generally trigger a management review, after which the fund's holdings of the security may be increased, decreased or held the same.

S&P INDEX FUND

The primary objective of the fund is long-term growth of capital by investing principally in common stocks. The fund will seek to fulfill this objective by attempting to replicate the composition and total return, reduced by Fund expenses, of the S&P 500. Under normal conditions, the fund will invest at least 80% of its total assets in equity securities of companies which compose the S&P 500.

The S&P 500 includes 500 selected common stocks, most of which are listed on the New York Stock Exchange. Each stock in the Index has a unique weighting, depending on the number of shares outstanding and its current prices. The 500 stocks in the S&P 500 are chosen by Standard & Poor's based on industry representation, liquidity and stability. The stocks in the S&P 500 are not the 500 largest companies. Rather, the index is designed to capture the returns of many different sectors of the U.S. economy.

While the fund seeks to match the performance of the S&P 500, its stock portfolio performance may not match that of the S&P 500 exactly. For example, the fund's performance will reflect deductions for advisory fees and other expenses that are not deducted from the performance figures reported for the S&P
500. In addition, while CIGNA Investments generally will seek to match the composition of the S&P 500 as closely as possible, it may not always invest the fund's stock portfolio to mirror the S&P 500 exactly. For instance, the fund may at times have its portfolio weighted differently from the S&P 500 because of the difficulty and expense of executing relatively small stock transactions. Under normal conditions, the fund anticipates holding at least 480 of the S&P 500 issues.

The fund may also invest in stock index futures contracts and related options and in certain short-term fixed income securities (including variable and floating rate instruments or demand instruments) such as U.S. Government obligations and repurchase agreements, pending investment in common stocks of companies in the S&P 500 or to meet anticipated short-term cash needs such as dividend payments or redemptions of shares. The percentage of the fund's assets invested in various types of securities will vary in light of existing economic conditions and other factors as determined by the portfolio manager

The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the record or beneficial owners of shares of the fund or any member of the public regarding the advisability of investing in securities generally, or in the fund particularly, or the ability of the S&P 500 to track general stock market performance. S&P's only relationship to CIGNA Investments or the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed and calculated by S&P without regard to CIGNA Investments or the fund. S&P has no obligation to take the needs of CIGNA Investments or the fund or the records or beneficial owners of the fund into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in the valuation of the fund or the pricing of the fund's shares or in the determination or calculation of the equation by which the fund's portfolio investments are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY

                                      -29

ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY CIGNA INVESTMENTS, RECORD OR BENEFICIAL OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SMALL COMPANY STOCK-GROWTH FUND

The fund seeks long-term capital appreciation by investing primarily in the common and preferred stock of U.S. companies with market capitalizations between $30 million and $3 billion. Focus is placed on growing companies involved in new product development and technological breakthroughs.

o     The portfolio managers:
                o Evaluate all sectors of the stock market to find companies that meet growth, consistent earnings, proprietary products and services and minimal institutional ownership; and
                o Look for stocks that have the potential for price appreciation of 50% over the following 18 months and price/earnings rations at a discount relative to their earnings growth rates.

o May also invest in American Depository Receipts listed and traded on a registered U.S. stock exchange.

o Diversification is built into the portfolio through the use of sector and security weighting limitations, with a maximum allocation to any one security of 5%. The portfolio is continuously monitored for progress and change against well-defined expectations and to ensure that a strict "sell" discipline is maintained.

o     Cash will range from 0% to 10% of fund assets.

SMALL COMPANY STOCK-VALUE FUND

The fund's securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The fund's portfolio manager generally looks for companies with:

o A low price relative to their assets, earnings, cash flow or business franchise
o     Products and services that give them a competitive advantage
o     Quality balance sheets and strong management.

The portfolio manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the fund invests at least 65% of its assets in equity securities of small companies whose market capitalization at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index (Russell 2000) this average is updated monthly. The fund's portfolio manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's investment criteria or when it has met the manager's expectations for appreciation.

o The fund is invested primarily in the common stock of small companies with market capitalizations of less than $1 billion; however, up to 20% of fund assets may be invested in the stock of companies with market capitalizations between $1 billion and $3 billion Emphasis at the time of purchase will be given to those firms whose market capitalizations are less than $600 million. Permitted investments also include preferred and convertible stock and American Depository Receipts listed and traded on registered U.S. stock exchanges.

                 o    The fund will typically be comprised of 45 to 50 holdings.
                 o The fund will typically sell stocks by the time they reach $3 billion in market capitalization.

o    Generally, allocation of fund assets to:

                 o    Any single security is between 2.5% and 5% of fund assets;
                      and
                 o    25% of assets for any industry.

o Ordinarily, up to 10% of assets may be held in cash, although this allocation may be increased to 15% when investment conditions warrant.

INTERNATIONAL STOCK FUND

The fund's portfolio manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes.

The fund's investment manager generally looks for companies with:

o Securities that are fundamentally undervalued relative to their long-term prospective earnings growth rates, their historic valuation levels and their competitors

o Business operations predominantly in well-regulated and more stable foreign markets

o Substantial size and liquidity, strong balance sheets, proven management and diversified earnings. A majority of the funds assets are invested in mid-sized to large capitalization companies. The fund's portfolio manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

The fund may invest up to 100% of assets in common stock and other equity-related securities traded on recognized exchanges throughout the world. The fund may not invest in U.S. stock.

o    The fund will typically be comprised of 70 to 90 holdings.
o    up to a maximum of 15% of assets may be invested in emerging markets.
o Ordinarily, up to 10% of assets may be held in cash. Cash equivalents may be dollar-or non-dollar denominated.

o    The fund will invest:

     o In the securities of companies headquartered or principally traded in countries whose capital markets are of sufficient size, liquidity and stability to minimize risk due to illiquidity or market disruption.

o At the discretion of the portfolio manager, and consistent with its stated style, the portfolio will be diversified to reduce risk.

DERIVATIVE STRATEGIES

o The funds may use derivatives such as forward foreign currency contracts, swaps, futures contracts and options to try to reduce risk or to increase return consistent with each particular fund's overall investment objective. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold) or a market index (such as the S&P 500).

o Funds that may purchase foreign securities may hedge currency risk (risk associated with rises in the value of the U.S. dollar versus foreign currencies) through the use of forward foreign currency contracts. Funds may also use futures contracts and options to hedge price risk (risk associated with price changes in current or intended investments in securities) of fund holdings, to keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in securities, and to reduce fund transaction costs by buying futures instead of actual securities when futures are favorably priced.

There is no guarantee that the funds' derivative strategies will work, or that a fund may not lose money as a result of using these strategies.

TEMPORARY, DEFENSIVE POSITIONS. The funds (except for the Money Market Fund) may from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies by investing in short-term fixed income securities in attempting to respond to adverse market, economic, political or other conditions. If a fund takes a temporary defensive position it may not achieve its investment objective. The S&P 500 Index Fund will take temporary, defensive positions only in extraordinary circumstances.

SHORT-TERM INVESTMENTS. Each fund (except the Money Market Fund) may, pursuant to an order obtained by CIGNA Funds Group from the Securities and Exchange Commission permitting the funds to invest in affiliated money market and short-term bond funds, invest its cash balances that have not been invested in portfolio securities in the Money Market Fund. To avoid double advisory fees, CIGNA Investments will waive or credit its advisory fee for each fund investing in the Money Market Fund by the amount of the advisory fee incurred by the fund in connection with its investment in the Money Market Fund.

PORTFOLIO TURNOVER. Consistent with its investment policies, a fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g. over 100% per year) will cause a fund to incur additional transaction costs and may result in taxable gains being passed through to shareholders.

CHANGES IN POLICIES. The funds= Trustees may change the funds' goals, investment strategies and other policies without shareholder approval A fund may not change its investment objective without shareholder approval.

MANAGEMENT OF THE FUNDS

The investment adviser to the funds is CIGNA Investments, Inc., an indirect, wholly-owned subsidiary of CIGNA Corporation. CIGNA Investments also serves as investment adviser for other investment companies, and for a number of pension, advisory, corporate and other accounts. CIGNA Investments and other affiliates of CIGNA Corporation manage combined assets of approximately $64 billion. CIGNA Investments' mailing address is 900 Cottage Grove Road, Hartford, Connecticut 06152.

Subject to the control and periodic review of the Board of Trustees, CIGNA Investments determines what investments shall be purchased, held, sold or exchanged by the funds that do not have sub-advisers. Each sub-adviser has this responsibility for its particular fund. CIGNA Investments is responsible for selecting and monitoring the performance of the sub-advisers, and for overall management of the business affairs of all of the funds.

SUB-ADVISERS

CIGNA Investments hires investment sub-advisers who (subject to the control of the Board of Trustees) independently manage the investment operations of certain of the funds and determine what investments that fund will purchase and sell. These sub-advisers, and the funds they manage, are:

BALANCED FUND                               INVESCO, 7800 E. Union Avenue,
                                            Denver, Colorado. INVESCO and its
                                            affiliated asset management
                                            companies currently manage in excess
                                            of $55 billion of assets as of June
                                            30, 1999 on behalf of tax-exempt
                                            accounts (such as pension and
                                            profit-sharing funds for
                                            corporations and state and local
                                            governments) and investment
                                            companies.

LARGE COMPANY STOCK-GROWTH FUND             Morgan Stanley Dean Witter
                                            Investment Management, Inc. ("MSDW
                                            Investment Management"), with
                                            principal offices at 1221 Avenue of
                                            the Americas, New York, New York
                                            10020, conducts a worldwide
                                            portfolio management business and
                                            provides a broad range of portfolio
                                            management services to customers in
                                            the United States and abroad.  At
                                            December 31, 1998, MSDW Investment
                                            Management, together with its
                                            affiliated institutional asset
                                            management companies, managed assets
                                            of approximately $163.4 billion.

LARGE COMPANY STOCK-VALUE FUND              John A. Levin & Co, One Rockefeller
                                            Plaza, 25th Floor, New York, New
                                            York 10020, is an advisory firm
                                            founded in 1982. As of September 30,
                                            1998, Levin managed about $7.3
                                            billion in assets.

SMALL COMPANY STOCK-GROWTH FUND             Fiduciary Trust Company
                                            International, Two World Trade
                                            Center, New York, New York 10048.
                                            Founded in 1931 as a New York State
                                            Bank, Fiduciary focuses solely on
                                            providing investment management
                                            services to individuals and
                                            institutions. Total assets under
                                            management as of March 31, 1999 were
                                            about $45 billion.

SMALL COMPANY STOCK-VALUE FUND              Berger Associates, Inc., 210
                                            University Boulevard, Suite 900,
                                            Denver, Colorado 80206 serves as
                                            investment adviser, sub-adviser,
                                            administrator or sub-administrator
                                            to mutual funds and institutional
                                            investors.  Berger Associates has
                                            been in the investment advisory
                                            business for over 20 years.  At
                                            September 1, 1999, Berger Associates
                                            managed about $5 billion in assets.
                                            Berger Associates has in turn hired
                                            Perkins, Wolf, McDonnell & Company
                                            ("PWM"), 53 West Jackson Boulevard,
                                            Suite 818, Chicago, Illinois, 60604
                                            to manage the investment operation
                                            of the fund.  PWM was organized in
                                            1980 under the name Mac-Per-Wolf Co.
                                            to operate as a securities
                                            broker-dealer.  In September 1983,
                                            it changed its name to Perkins,
                                            Wolf, McDonnell & Company.  PWM
                                            sub-advises the Berger Small Cap
                                            Value Fund.

INTERNATIONAL STOCK FUND                    BBOI Worldwide LLC ("BBOI"), 210
                                            University Blvd., Suite 900, Denver,
                                            Colorado 80206 was formed in 1996 as
                                            a joint venture between Berger
                                            associates, Inc. and Bank of Ireland
                                            Asset Management (U.S.) Limited
                                            ("BIAM").  BBOI operates a series of
                                            mutual funds for retail and
                                            institutional investors and provides
                                            sub-advisory services to other
                                            investment entities.  BBOI has in
                                            turn hired BIAM, 20 Horseneck Lane,
                                            Greenwich, CT 06830 (representative
                                            office); 26 Fitzwilliam Place,
                                            Dublin 3, Ireland (main office) to
                                            manage the investment operation of
                                            the fund.  BIAM serves as investment
                                            advisor or sub-advisor to pension
                                            and profit-sharing plans and other
                                            institutional investors and mutual
                                            funds.  Bank of Ireland's investment
                                            management group was founded in
                                            1966.

PRIOR PERFORMANCE OF THE FUNDS' SUB-ADVISERS

The following tables reflect past investment performance achieved by composites of portfolios having investment objectives, policies, strategies and risks substantially similar to those of the funds. Each composite includes all discretionary, fee-paying accounts and mutual funds (or a segregated portion of the mutual funds) managed or sub-advised by each respective fund's sub-adviser, all of which have similar investment profiles. The tables show the annual total returns and the average annualized total returns for the composites for the one, three, five and ten-year (or life of the composite, if shorter) periods ended ______________ , 1999. The data is provided to illustrate the past performance of the various sub-advisers in managing substantially similar accounts as measured against specified market indices or mutual fund category average and does not represent the performance of the funds. These performance figures are based on the actual gross investment performance of the composites. From the gross investment performance, the total operating expenses for the____________ class of the funds, after expense limitations, have been deducted to arrive at the net return. Therefore, fund returns may be lower. Investors should not consider this performance data as an indication of future performance of the funds.

                              Total Return
                        Annual Net Total Returns
                                                       LIPPER FLEXIBLE PORTFOLIO
YEAR                            COMPOSITE                     FUNDS AVERAGE/(1)/
1998
1997
1996
1995
1994
1993
1992


                       Large Company Stock-Growth
                        Annual Net Total Returns
YEAR                            COMPOSITE                    S&P 500 INDEX/(2)/
1998
1997
1996
1995
1994
1993
1992


                       Large Company Stock-Value
                        Annual Net Total Returns
YEAR                            COMPOSITE                    S&P 500 INDEX/(2)/
1998
1997
1996
1995
1994
1993
1992


                       Small Company Stock-Growth
                        Annual Net Total Returns
YEAR                            COMPOSITE                RUSSELL 2000 INDEX/(3)/
1998
1997
1996
1995
1994
1993
1992

                       Small Company Stock-Value
                        Annual Net Total Returns
YEAR                            COMPOSITE                RUSSELL 2000 INDEX/(3)/
1998
1997
1996
1995
1994
1993
1992


                          International Stock
                        Annual Net Total Returns
                                                          MORGAN STANLEY CAPITAL
                                                          INTERNATIONAL EUROPE,
                                                               AUSTRALIA AND
YEAR                            COMPOSITE                     FAR EAST INDEX/4/
1998
1997
1996
1995
1994
1993
1992


                                 Balanced
                          Average Annual Net Total
                                 Returns
                                                       LIPPER FLEXIBLE PORTFOLIO
                                COMPOSITE                   FUNDS AVERAGE/(1)/
One year
Three years
Five years
Ten years or
Since Inception


                       Large Company Stock-Growth
                    Average Annual Net Total Returns

                                COMPOSITE                   S&P 500 INDEX/(2)/
One year
Three years
Five years
Ten years or
Since Inception

                         Large Company Stock-Value
                      Average Annual Net Total Returns

                                  COMPOSITE                   S&P 500 INDEX/(2)/
One year
Three years
Five years
Ten years or
Since Inception


                         Small Company Stock-Growth
                      Average Annual Net Total Returns
                                  COMPOSITE              RUSSELL 2000 INDEX/(3)/
One year
Three years
Five years
Since Inception


                         Small Company Stock-Value
                      Average Annual Net Total Returns
                                  COMPOSITE              RUSSELL 2000 INDEX/(3)/
One year
Three years
Five years
Since Inception


                       International Stock Composite
                      Average Annual Net Total Returns
                                                         MORGAN STANLEY CAPITAL
                                                         INTERNATIONAL EUROPE,
                                                         AUSTRALIA AND FAR EAST
                                  COMPOSITE                     INDEX/(4)/
One year
Three years
Five years
Since Inception


All composite performance information assumes reinvestment of all net investment income and has been adjusted to reflect the deduction of the total operating expenses of the applicable fund, as limited under the agreement between CIGNA Investments and CIGNA Funds Group for the applicable fund.

The average annual total return is equivalent to the annual rate of return which, if earned in each year of the indicated multi-year period, would produce the actual cumulative rate of return over the time period.

The private accounts that are included in the composites are not subject to the same types of expenses to which the funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the funds by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. In fact, the expenses of the private accounts included in the composites are lower than the funds' expenses. Consequently, if the private accounts included in the composite had been regulated as investment companies under the federal securities and tax laws, the composites' performance results would have been lower than what is shown above.

The investment results of the composites presented above are not intended to predict or suggest the returns that might be experienced by the funds or an individual investor in the funds. Investors should also be aware that the use of a methodology different from that used above to calculate performance could result in different performance data and that the methodology used above is not the SEC standard to calculate total return for mutual funds. As a result, the performance results may differ from the results calculated according to the SEC's method.

(1)Lipper Flexible Portfolio Funds Average: An average of the performance of all mutual funds in the Flexible Portfolio investment objective category. The mutual funds that comprise the Average allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments, with a focus on total return.
(2)S&P 500 Index (registered trademark of Standard & Poor's Corp.): An unmanaged index of 500 common stocks, weighted by market capitalization, representing approximately 75% of NYSE (New York Stock Exchange) capitalization and 30% of NYSE issues. Index performance includes the reinvestment of dividends and capital gains.
(3)Russell 2000 Index: A market capitalization-weighted index published by Frank Russell & Co. that measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of total market capitalization of the Russell 3000. The index is considered to be Frank Russell & Co.'s small capitalization index.
(4)Morgan Stanley Capital International Europe, Australia and Far East Index:
   Reported in U.S. dollars, based on share prices and reinvested gross dividends of approximately 1100 companies (only those securities deemed sufficiently liquid for trading by investors) from the following 19 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom (The EAFE return shown is net of foreign withholding tax.)


As full compensation for the investment management and all other services rendered by CIGNA Investments, the funds pay CIGNA Investments based on a percentage of each fund's average net assets, as follows:

FUND                                                 ADVISORY FEE RATE
----                                                 -----------------
Money Market Fund                                           0.35%
High Grade Fixed Income fund                                0.60%
Core Plus Fixed Income Fund                                 0.65%
Ultra Core Plus Fund                                        0.65%
Emerging Debt Fund                                          1.00%
Balanced Fund                                               0.75%
Large Company Stock-Growth Fund                             0.80%
Large company Stock-Value Fund                              0.75%
S&P 500 Index Fund                                          0.25%
Small Company Stock-Growth Fund                             1.00%
Small Company Stock-Value Fund                              1.00%
International Stock Fund                                    1.00%

CIGNA Investments (not the funds) pays each sub-adviser its respective sub-advisory fee.

PORTFOLIO MANAGERS:

The individuals primarily responsible for the funds are:


High Grade Fixed Income,
Core Plus Fixed Income,
Ultra Core Plus and
Fixed Income -                        ROBERT J. MOORE, ROBERT W. JUSTICH, LELAND E. CRABBE, PH.D. AND IRA EDELBLUM.
                                      ROBERT J. MOORE.  Mr. Moore is Chief Investment Officer of CIGNA Investments.  He previously had been co-head of global fixed income at Credit Suisse Asset Management where he oversaw the
                                      U.S. fixed income team and chaired its sector allocation committees.  Prior to joining Credit
                                      Suisse in 1987, he was head of a fixed income sales research group at Salomon Brothers.  Mr.
                                      Moore holds a B.S. in Finance from Lehigh University and is a member of the Advisory Council for the Lehigh University Business School.

                                      ROBERT W. JUSTICH.  Mr. Justich is Managing Director and senior member of the Global Fixed
                                      Income portfolio management team of CIGNA Investments.  Previously, Mr. Justich was a Managing
                                      Director at Credit Suisse Asset Management, where he led the organization's global fixed income credit function and was directly responsible for approximately $6 billion in fixed income assets.  Prior to joining Credit Suisse in 1995, he spent seven years as Director,
                                      Corporate Bond Trading at Merrill Lynch, focusing on credit research and leading the development of Merrill's first proprietary corporate bond trading desk.  Mr. Justich holds a
                                      B.A. degree and M.B.A. in Finance from Rutgers University.

                                      LELAND E. CRABBE, PH.D.  Mr. Crabbe is Managing Director and Core Fixed Income Portfolio
                                      Manager at CIGNA Investments.  Previously, he was with Credit Suisse Asset Management where he worked in fixed income and managed emerging debt portfolios.  Prior to joining Credit Suisse, he was the corporate bond strategist at Merrill Lynch.  Mr. Crabbe received his bachelor's degree from Cal State-Fullerton and earned his master's degree and Ph.D. in economics from
                                      UCLA.

                                      IRA EDELBLUM.  Mr. Edelblum is Managing Director and Core Fixed Income Portfolio Manager of
                                      CIGNA Investments.  Previously, Mr. Edelblum was with Credit Suisse Asset Management where he was a portfolio manager specializing in corporate bonds.  Mr. Edelblum is a graduate of the
                                      State University of New York (Albany) and holds an M.B.A. from New York University.

Emerging Debt Fund -                  LELAND E.  CRABBE, PH.D.

Balanced Fund -                       EDWARD C. MITCHELL JR., JAMES O. BAKER, MARGARET W. DURKES and DAVID S. GRIFFIN.  They also manage the INVESCO Total Return Fund.  Mr. Mitchell, CFA, president of INVESCO Capital
                                      Management, has managed the INVESCO Total Return Fund since its inception in 1987.  Mr.
                                      Mitchell, who began his investment career in 1969, received his B.A. from the University of
                                      Virginia and his M.B.A. from the University of Colorado.  He is also a Chartered Investment
                                      Counselor.  Mr. Baker, CFA, has been portfolio manager of the INVESCO Total Return Fund since
                                      1997, and a portfolio manager with INVESCO Capital Management since 1992.  An investment professional since 1977, he holds a B.A. from Mercer University.  Ms. Durkes, CFA, has been assistant portfolio manager of the INVESCO Total Return Fund since 1997, and an assistant portfolio manager of the INVESCO Total Return Fund since 1997, and an assistant portfolio manager with INVESCO Capital Management since 1993.  She earned a B.A. from the Colorado
                                      College.  Mr. Griffin, CFA, has been the assistant portfolio manager of the INVESCO Total
                                      Return Fund since 1993.  An investment professional since 1983, he received his B.A. from Ohio
                                      Wesleyan University and his M.B.A. from the College of William and Mary.

Large Company Stock-Growth Fund       PHILIP W. FRIEDMAN, MARGARET K. JOHNSON and WILLIAM S. AUSLANDER.  Philip W. Friedman is a
                                      managing director of MSDW investment management and Morgan Stanley and is head of the
                                      Institutional Equity Group of MSDW Investment management.  Prior to joining MSDW Investment
                                      Management in 1997, he was the North American Director of equity research at Morgan Stanley.
                                      From 1990 to 1995, he was a member of Morgan Stanley's Equity Research team.  Mr. Friedman received a B.A. from Rutgers University and a Master of Management from the J.L. Kellogg
                                      School of Management at Northwestern University.  Margaret K. Johnson is a principal of MSDW
                                      Investment Management and Morgan Stanley and a portfolio manager in the Institutional Equity
                                      Group.  She joined MSDW Investment Management in 1984.  She holds a B.A. degree from Yale college and is a Chartered Financial Analyst.  William S. Auslander is a principal of MSDW
                                      Investment Management and Morgan Stanley and a portfolio manager in the Institutional Equity
                                      Group.  He joined MSDW Investment management in 1995 as an equity analyst in the Institutional
                                      Equity Group.  Prior to joining MSDW Investment Management, he worked at Icahn & Co. for nine years as an equity analyst. He received a B.A. from the University of Wisconsin at Madison and an M.B.A. from Columbia University.

Large Company Stock-Value Fund        JOHN A. LEVIN and JEFFREY A. KIGNER.  Mr. Levin is chairman and chief executive officer of
                                      John A. Levin & Co., Inc.  A securities analyst, he has been in the investment industry since
                                      1964.  He holds B.S. and L.L.B. degrees from Yale University.  Mr. Kigner is co-chairman and chief investment officer of John A. Levin & Co., Inc.  He has been a securities analyst since
                                      1983.  Mr. Kigner holds a B.S. from New York University and an M.B.A. from the New York
                                      University School of Business.

Small Company Stock-Growth Fund       GRANT R. BABYAK and YVETTE C. BOCKSTEIN.  Mr. Babyak, senior vice president, joined Fiduciary
                                      Trust Company International in 1996.  An investment professional since 1988, he is responsible for managing institutional portfolios in the small capitalization sector.  Previously, he was employed as an institutional portfolio manager at Avatar Associates and as a securities analyst at U.S. Trust Company of New York,  Mr. Babyak received a B.A. from Yale College and an M.B.A. from New York University - Stern School of Business.  Ms. Bockstein, Senior Vice
                                      President, is responsible for managing institutional and individual portfolios and the special situations commingled funds.  She joined Fiduciary Trust Company International in 1978.  Ms.



                                      Bockstein holds a B.A. from UCLA and a Certificate en Sciences Econmiques from the Universite de Bruxelles.  Ms. Degener, Senior Vice President, is responsible for managing institutional portfolios in the small capitalization and special situations sectors.  She joined Fiduciary
                                      Trust Company International in 1994.  Ms. Degener holds a B.A. from Lake Erie College for
                                      Women.

Small Company Stock-Value Fund        ROBERT H. PERKINS.  Mr. Perkins has managed the Berger Small Cap Value Fund (formerly the Omni
                                      Investment Fund) since 1985.  Mr. Perkins has been employed by Perkins, Wolf, McDonnell &
                                      Company (PWM) since __________ and owns 49% of its outstanding common stock. He also serves as president and a director of PWM.

International Fund -                  All investment decisions are made by a team of Bank of Ireland Asset Management (U.S.) Ltd.
                                      Investment professionals.



CIGNA Funds Group intends to seek an order from the SEC that will permit Board of Trustees, without prior shareholder approval, to change the terms of any advisory agreement with a sub-adviser or hire a new investment adviser, either as a replacement for an existing sub-adviser or as an additional sub-adviser. However, any change in sub-adviser will be communicated to shareholders in writing.

PRICING OF SHARES

The price of fund shares is based on each fund's net asset value. The funds' custodian, State Street Bank and Trust Company ("State Street") calculates the net asset value of each class of a fund by dividing the number of outstanding shares of each class into the net assets of a fund attributable to that class. Net assets are the excess of a fund's assets over its liabilities. Net asset value is determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading, and on Good Friday if banks are open.

The funds value their investments for which market quotations are readily available at market value. They value short-term investments that will mature within 60 days at amortized cost, which approximates market value. They value all other investments and assets at their fair value. The funds translate prices for their investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value.

VALUATION OF MONEY MARKET FUND INVESTMENTS

The Money Market Fund's investments are valued at amortized cost, which approximates market value, in accordance with rules adopted by the Securities and Exchange Commission. Using the amortized cost valuation method allows the fund to maintain its net asset value at $1.00 per share. There is no assurance that this method will always be used, or if used, that the net asset value under certain conditions will not deviate from $1.00 per share. If the Board of Trustees deems it inadvisable to continue the practice of maintaining the net asset value of $1.00 per share it may alter this procedure. The fund will notify shareholders prior to any change, unless the change is only temporary, in which case the shareholders will be notified after the change.

PURCHASE AND REDEMPTION OF SHARES

GENERAL INFORMATION

The funds presently offer various methods of purchasing shares (institutional class, administrative class and retail class), enabling the funds to respond to service needs of different classes of investors. This structure has been developed to attract large institutions, retirement plans and individual investors as fund shareholders so that certain expenses (such as custodian fees, administrative services, audit fees, legal fees, fees of trustees unaffiliated with the funds, regulatory fees and certain printing expenses) can be shared rather than duplicated, in an effort to achieve economies of scale.

The administrative and institutional classes are offered primarily to institutional investors such as retirement plans, corporations, endowments and foundations. The differences in the fee structures among classes are the result of their separate fee arrangements for record-keeping and distribution services. Different fees and expenses will affect performance.

INSTITUTIONAL CLASS SHARES (ALL FUNDS)
The institutional class does not impose any distribution or service fees, and is generally offered to institutional investors such as employer-sponsored retirement or savings plans that maintain an omnibus or pooled account with one or more funds. The institutional class does not provide individualized record keeping services for beneficial shareholders such as retirement plan participants.

ADMINISTRATIVE CLASS SHARES (ADMINISTRATIVE CLASS A - EQUITY FUNDS, BALANCED FUND AND MONEY MARKET FUND; ADMINISTRATIVE CLASS B - FIXED INCOME FUNDS) Both administrative classes impose a fee to cover the expenses associated with providing individualized record keeping and related services for each fund shareholder and beneficial owner of fund shares.

         ADMINISTRATIVE CLASS B - 12B-1 PLAN
           In addition, the Fixed Income Funds have adopted a plan under Rule 12b-1 of the 1940 Act that allows the administrative class B of each Fixed Income Fund to pay CIGNA Financial Services ("CFS"), the Funds' distributor, .15% of its average daily net assets to cover expenses primarily intended to result in sale of this class of shares of the Fixed Income Funds. Because these fees are paid out of each Fixed Income Fund's administrative class B assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

RETAIL CLASS SHARES (ALL FUNDS)
The retail class imposes a fee to cover the expenses associated with providing individualized record keeping and related services for each fund shareholder and beneficial owner of fund shares.

        RETAIL CLASS SHARES - 12B-1 PLAN
         In addition, the funds have adopted a plan under Rule 12b-1 of the 1940 Act that allows the retail class of each fund to pay for services provided to retail class shareholders. The retail class will pay CFS .25% of its average daily net assets for providing shareholder services to retail class shareholders, such as receiving and processing orders, answering questions and handling correspondence from shareholders about their accounts, and similar account administrative services. Because these fees are paid out of each fund's retail class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO PURCHASE SHARES

Shares of each fund are sold on a continuous basis without any initial sales charge or contingent deferred charge at the fund's net asset value per share (see "Pricing of Shares"). The funds do not issue share certificates.

ELIGIBLE PURCHASERS

Institutional Class  (All Funds)

o Institutional class shares are available to Connecticut General Life Insurance Company ("CG Life") separate accounts offered to qualified employer-sponsored pension and benefit plans and to other employer-sponsored benefit plans investing over $100 million in CIGNA Funds and other CIGNA managed assets with record keeping provided by CG Life or its affiliate. For the purpose of determining the amount of CIGNA managed assets, insurance investment products offered by CG Life may be included. CIGNA managed assets do not include investments in CG Life separate accounts that purchase mutual fund shares other than CIGNA Charter Mutual Funds. Also, these plans and other accounts are eligible to purchase institutional class shares if the plan sponsor confirms a good faith expectation that investments in CIGNA managed assets by the sponsor and its employee pension and benefit plans will attain $100 million (using the higher of purchase price or current market value) within one year of initial purchase and if the plan sponsor agrees that institutional class shares may be redeemed and administrative class shares purchased if that level is not attained.

o Other institutional investors investing over $25 million ($5 million for a Fixed Income Fund) in the specific CIGNA Charter Mutual Fund in which the investor wishes to invest and who do not receive record keeping services from CG Life or its affiliate.

Administrative Classes (Class A - Equity, Balanced and Money Market Funds) (Class B - Fixed Income Funds)

o Administrative class shares are available to CG Life separate accounts offered to qualified employer-sponsored pension and benefit plans and to other employer-sponsored pension and benefit plans investing over $20 million in CIGNA Funds and other CIGNA managed assets with record keeping provided by CG Life or its affiliate. For the purpose of determining the amount of CIGNA managed assets, insurance investment products offered by CG Life may be included. CIGNA managed assets do not include investments in CG Life separate accounts that purchase mutual fund shares other than CIGNA Charter Mutual Funds. Also, these plans are eligible to purchase the administrative class shares if the plan sponsor confirms a good faith expectation that investments in CIGNA managed assets by the sponsor and its employee pension and benefit plans will attain $20 million (using the higher of purchase price or current market value) within one year of initial purchase and if the plan sponsor agrees that administrative class shares may be redeemed and retail class shares purchased if that level is not attained.

o Other institutional investors investing over $1 million in the specific CIGNA Charter Mutual Fund in which the investor wishes to invest and who do not receive record keeping services from CG Life or its affiliate, and individual retirement accounts investing over $1 million in CIGNA Charter Mutual Funds.

Retail Class (All Funds)

o Retail class shares are available to individual investors, employer-sponsored pension and benefit plans, and other accounts.

In addition to the asset requirements described above, financial intermediaries or plan record-keepers, including CG Life and other CIGNA affiliates, may require retirement plans to meet certain additional requirements, such as allocation of plan assets or a minimum level of assets per participant, in order to purchase shares of any class of the funds. Such intermediaries or record-keepers may also require plans to pay additional charges for services provided.

RETIREMENT AND SAVINGS PLANS AND PLAN PARTICIPANTS

One or more of the funds may be available as investment options in employer-sponsored or other types of retirement or savings plans. All orders to purchase shares must be made through and in accordance with procedures established by the participant's employer or plan administrator. The plan administrator can provide participants with detailed information on how to participate in the plan and how to select a CIGNA Charter Fund as an investment option.

BROKERAGE ACCOUNT PURCHASES

All other investors (except for institutional investors eligible to invest in the institutional class) must purchase shares through CFS. Orders placed through your brokerage representative are priced as of the close of business on the day the order is received by CFS, provided CFS receives the order by 4:00 p.m. Eastern Time. Brokerage representatives are responsible for the prompt transmission of purchase and redemption orders placed through them by shareholders. A completed application is required to establish a new brokerage account. Purchase orders must be accepted by CFS. CFS reserves the right to reject any purchase order. Additional information regarding establishing a brokerage account and purchasing shares may be obtained by calling CFS at 1-888-CIGNA-FS (244-6237)

INSTITUTIONAL INVESTORS
Institutional investors investing in the institutional class of the funds (other than retirement or savings plan participants) should call CIGNA Funds Services at 1-800-xxx-xxxx to place orders. Purchase orders are priced as of the close of business on the day the order is received by CIGNA Funds Services, provided it receives the order by 4:00 p.m. Eastern Time.

ADDITIONAL INFORMATION:

Each fund reserves the right to limit purchases of shares, or may refuse to sell shares (including purchases by exchange) of a fund to any person, if in the judgment of fund management, this is in the best interest of the fund.

Each fund may convert from a portfolio directly holding investment securities to a "feeder" fund of a "master" fund having substantially the same objectives, policies and strategies as described in this prospectus if the trustees of the trust determine it is in the best interests of the fund and its shareholders to do so. If this were to happen, each fund would seek to achieve its investment objective by owning shares of a corresponding master fund, which in turn would own the types of securities and employ the types of policies and strategies described in this prospectus.

HOW TO REDEEM SHARES

RETIREMENT AND SAVINGS PLAN PARTICIPANTS.

Plan participants should contact their plan administrator for information on how to redeem fund shares.

BROKERAGE ACCOUNT REDEMPTIONS.

All other investors (except for institutional investors eligible to invest in the institutional class) must redeem shares through their brokerage account with CFS. Shares will be redeemed at the net asset value next determined after CFS receives the redemption request. A signature guarantee may be required before payment can be made on redemption orders. For additional information regarding redeeming shares from your brokerage account, call CFS at 1-888-CIGNA-FS (244-6237).

INSTITUTIONAL INVESTORS

Institutional investors in the institutional class (other than retirement or savings plan participants) should call CIGNA Funds Services at 1-800-xxx-xxxx. Shares will be redeemed at the net asset value next determined after CIGNA Funds Services receives the redemption request.

FURTHER REDEMPTION INFORMATION.

Redemptions from the funds may not be processed if a redemption request is not submitted in proper form. To be in proper form, the investor must furnish a taxpayer identification number and address. The funds may be required to impose "back-up" withholding of federal income tax on dividends, distributions and redemption of proceeds when non-corporate investors have not provided a certified taxpayer identification number. In addition, if an investor sends a check for the purchase of fund shares and shares are issued before the investor's check has cleared, the transmittal of any proceeds from the redemption of the shares will occur upon clearance of the check, which may take up to 15 days.

Each of the funds reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption for up to seven days and for such other periods as the 1940 Act or Securities and Exchange Commission may permit.

TELEPHONE SERVICES

If you are a retirement or savings plan participant and have questions or want information about your plan account, contact your plan administrator.

Investors with CFS brokerage accounts should call 1-888-CIGNA-FS (244-6237) for account information or to speak to their dealer representative.

Institutional investors in the institutional class should call 1-800-xxx-xxxx.

HOW TO EXCHANGE SHARES.
If you want to switch your investment from one fund to another, you can exchange your fund shares for shares of the same class of another fund at the respective net asset values of the funds involved.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise promote the best interests of the funds, the funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange.

Retirement or savings plans may allow participants to exchange monies from one investment option to another. Plan participants should check with their employer or plan administrator for details on the rules governing exchanges in their plan. Exchanges are accepted by the funds only as permitted by the applicable retirement or savings plan. Participants= plan administrators or employers can explain how frequently exchanges are allowed.

DIVIDENDS AND DISTRIBUTIONS

The Money Market Fund declares dividends daily and distributes dividends monthly. The fixed income funds declare and distribute dividends monthly. The equity funds and the Balanced Fund declare and distribute dividends annually.

All distributions will be automatically reinvested for you in shares of the fund making the distribution at the net asset value determined on the record date.

TAX MATTERS

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

TAXES ON DISTRIBUTIONS. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, each fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. Each fund's distributions of long-term capital gains are taxable to you generally as capital gains. The rates that you will pay on any capital gains distributions will depend on how long a fund holds its portfolio securities. This is true no matter how long you have owned your shares in the fund and even though your distributions are reinvested in shares of the fund.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

TAXES ON TRANSACTIONS. Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund is the difference between the cost of your shares and the price you receive when you sell them. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, so a sale of shares of this fund generally will not result in a gain or loss.

                                  FINANCIAL HIGHLIGHTS

         The financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years, or life of the fund, whichever is shorter. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the annual report which is available upon request.


                             CIGNA MONEY MARKET FUND
                                                                                          YEARS ENDED DECEMBER 31,
                                                              1998            1997           1996          1995          1994
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 1.00       $  1.00        $  1.00       $ 1.00         $ 1.00
INCOME FROM INVESTMENT OPERATIONS

Net investment income                                             0.05          0.05           0.05         0.05           0.03

Net realized and unrealized gain on securities                    -               -              -            -              -
                                                                 ------       ------          ------      -------         ------

TOTAL FROM INVESTMENT OPERATIONS                                  0.05          0.05           0.05         0.05           0.03
                                                                 ------       ------          ------      -------         ------

LESS DISTRIBUTIONS:

Dividends from net investment income                             (0.05)        (0.05)         (0.05)       (0.05)         (0.03)

Distributions from capital gains                                   -               -              -            -              -
                                                                 ------       ------          ------      -------         ------

TOTAL DISTRIBUTIONS                                              (0.05)        (0.05)         (0.05)       (0.05)         (0.03)
                                                                 ------        ------         ------       ------         ------

NET ASSET VALUE, END OF PERIOD                                $   1.00       $  1.00        $  1.00       $ 1.00         $ 1.00
                                                              ========        ========       ========      =======        ======

TOTAL RETURN *                                                    5.18%         5.27%          4.91%        5.33%          3.43%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $ 229,619     $ 171,065      $ 120,505      $ 1,034       $ 16,693
Ratio of operating expenses to average net assets **             0.45%          0.44%          0.45%        0.80%          1.00%
Ratio of net investment income to average net assets ***         5.06%          5.14%          4.95%        5.38%          3.32%




* Total return would have been lower if certain expenses had not been reimbursed by the Adviser.
** Ratios of expenses to average net assets prior to reimbursement of expenses were 0.47%, 0.51%, 0.69%, 1.21% and 1.11% respectively, for the 1998, 1997,
    1996, 1995 and 1994 periods.
*** Ratios of net investment income to average net assets prior to reimbursement of expenses were 5.03%, 5.07%, 4.71%, 4.91%, and 3.22% respectively, for the 1998, 1997, 1996, 1995 and 1994 periods.

                            CIGNA S&P 500 INDEX FUND
                                                        YEARS ENDED DECEMBER 31,
                                                         1998              1997*
--------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.95    $ 10.00
INCOME FROM INVESTMENT OPERATIONS

Net investment income +                                   0.13       0.07

Net realized and unrealized gain on securities            2.97       0.95
                                                          -----      -----

TOTAL FROM INVESTMENT OPERATIONS                          3.10       1.02
                                                          -----      -----

LESS DISTRIBUTIONS:

Dividends from net investment income                     (0.16)     (0.07)

Distributions from capital gains                         (0.05)        -
                                                         ------      -----

TOTAL DISTRIBUTIONS                                      (0.21)      (0.07)
                                                         ------     ------

NET ASSET VALUE, END OF PERIOD                         $ 13.84     $ 10.95
                                                       ========    =======

TOTAL RETURN                                             28.28%      10.23%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)              $ 291,265   $ 105,845
Ratio of operating expenses to average net assets         0.35%a      0.18%a **
Ratio of net investment income to average net
  assets                                                  1.27%b      0.79%b **
Portfolio turnover                                           3%          4%


 * For the period from July 1, 1997 (commencement of operations) through December 31, 1997.
**  Not annualized.
 a. Ratio of expenses to average net assets prior to the reduction of advisory fee was 0.43% and 0.36%, respectively, for the period ended December 31, 1998 and for the six months ended December 31, 1997.
 b. Ratio of net investment income to average net assets prior to the reduction of advisory fee was 1.18% and 0.61%, respectively, for the year ended December 31, 1998 and for the six months ended December 31, 1997.
 + Net investment income per share has been calculated in accordance with SEC requirements, except that end of year accumulated/undistributed net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.

For investors who want more information about the funds the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the funds by contacting the funds at:

     CIGNA Financial Services
     P.O. Box 150476
     Hartford, CT  06115-0476

     Telephone:  1-888-CIGNA-FS (244-6237)

You can review and copy the funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, DC 20549-6009;

Free from the Commission's Internet website at:
   http://www.sec.gov.

Information on the operation of the public reference room may be obtained by calling the Commission at:
   1-800-SEC-0330.


                  CIGNA FUNDS GROUP

                  CIGNA CHARTER MUTUAL FUNDS/SM/
                  CIGNA CHARTER MONEY MARKET MUTUAL FUND
                  CIGNA CHARTER HIGH GRADE FIXED INCOME MUTUAL FUND CIGNA CHARTER CORE PLUS FIXED INCOME MUTUAL FUND
                  CIGNA CHARTER ULTRA CORE PLUS FIXED INCOME MUTUAL FUND CIGNA CHARTER EMERGING DEBT MUTUAL FUND
                  CIGNA CHARTER BALANCED MUTUAL FUND
                  CIGNA CHARTER LARGE COMPANY STOCK-GROWTH MUTUAL FUND CIGNA CHARTER LARGE COMPANY STOCK-VALUE MUTUAL FUND CIGNA CHARTER S&P 500 INDEX MUTUAL FUND
                  CIGNA CHARTER SMALL COMPANY STOCK-GROWTH MUTUAL FUND CIGNA CHARTER SMALL COMPANY STOCK-VALUE MUTUAL FUND CIGNA CHARTER INTERNATIONAL STOCK MUTUAL FUND
                                             (Investment
                                             Company Act
                                             File No. 811-1646)

                     APPENDIX - DESCRIPTION OF BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

   Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A:   Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

   Baa: Bonds which are rated Baa are considered as medium grade obligations (i.e, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B:   Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca: Bonds which are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C:   Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION

   AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment is EXTREMELY STRONG.

   AA:   An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

    A:   An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

   BBB: An obligation rated BBB exhibits ADEQUATE protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

   Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

   BB: An obligation rated BB is LESS VULNERABLE to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

   B:   An obligation rated B is MORE VULNERABLE to nonpayment than obligations rated BB but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

   CCC: An obligation rated CCC is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

   CC:  An obligation rated CC is CURRENTLY HIGHLY VULNERABLE to nonpayment.

   C:   The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

   D:   An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

   Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   r:   This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

C I G N A   F U N D S   G R O U P
________________________________________________________________________________
                            CIGNA CHARTER MUTUAL FUNDS/SM/

                                FIXED INCOME FUNDS
                                ------------------
                                Charter Money Market Mutual Fund
                                Charter High Grade Fixed Income Mutual Fund
                                Charter Core Plus Fixed Income Mutual Fund
                                Charter Ultra Core Plus Fixed Income Mutual Fund Charter Emerging Market Debt Mutual Fund

                                BALANCED FUND
                                -------------
                                Charter Balanced Mutual Fund

                                EQUITY FUNDS
                                ------------
                                Charter Large Company Stock-Growth Mutual Fund Charter Large Company Stock-Value Mutual Fund Charter S&P 500 Index Mutual Fund
                                Charter Small Company Stock-Growth Mutual Fund Charter Small Company Stock-Value Mutual Fund Charter International Stock Mutual Fund



    S T A T E M E N T   O F   A D D I T I O N A L   I N F O R M A T I O N

                       J A N U A R Y   1,   2 0 0 0


This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus for the funds listed above (the "Funds"), series of CIGNA Funds Group ("CFG" or the "Trust") having the same date as the date of this Statement of Additional Information, as may be amended from time to time. Much of the information contained in this document expands upon subjects discussed in the prospectus. No investment in shares of the funds should be made without first reading the prospectus. A copy of the prospectus of the Funds may be obtained by writing to CIGNA Funds Shareholder Services, 900 Cottage Grove Road, Hartford, Connecticut 06152-2210.

The financial statements for CIGNA Funds Group for the year ended December 31, 1998, as contained in the Annual Reports to Shareholders, are hereby incorporated by reference into this Statement of Additional Information. The financial statements for the year ended December 31, 1998 have been examined by PricewaterhouseCoopers LLP, independent accountants, whose reports thereon also are incorporated herein by reference. The Funds' shareholder reports are available, without charge, upon request, by calling 1-800-528-6718.

                                TABLE OF CONTENTS
                                -----------------

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION ABOUT THE TRUST............................................3
-----------------------------------

THE FUNDS, THEIR INVESTMENT OBJECTIVES AND POLICIES............................3
---------------------------------------------------

CLASSIFICATION.................................................................3
--------------

INVESTMENT STRATEGIES AND RISKS................................................3
-------------------------------

FUND POLICIES ................................................................21
-------------

MANAGEMENT OF THE TRUST.......................................................22
-----------------------

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................25
---------------------------------------------------

INVESTMENT ADVISORY AND OTHER SERVICES........................................26
--------------------------------------

UNDERWRITER...................................................................28
-----------

CUSTODIAN AND TRANSFER AGENT..................................................30
----------------------------

INDEPENDENT ACCOUNTANTS.......................................................30
-----------------------

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................30
----------------------------------------

CAPITAL STOCK.................................................................32
-------------

PURCHASE, REDEMPTION AND PRICING OF SECURITIES................................33
----------------------------------------------

TAX MATTERS...................................................................35
-----------

PERFORMANCE INFORMATION.......................................................36
-----------------------

REDEMPTIONS PAID IN CASH......................................................40
------------------------

FINANCIAL STATEMENTS..........................................................40
--------------------

GENERAL INFORMATION ABOUT THE TRUST
-----------------------------------

The Trust is a Massachusetts business trust organized pursuant to a Master Trust Agreement dated April 10, 1985, as amended and restated by the First Amended and Restated Master Trust Agreement dated as of March 1, 1996, and as further amended on ______. The Funds are series or separate portfolios of the Trust. The Board of Trustees of the Trust is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

The assets received by the Trust from the issue or sale of shares of each of its series of shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to the appropriate series. They constitute the underlying assets of each series, are required to be segregated on the books of account, and are to be charged with the expenses with respect to such series. Any general expenses of the Trust not readily identifiable as belonging to a particular series shall be allocated by or under the direction of the Board of Trustees, primarily on the basis of relative net assets.

Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as are declared by the Board. Upon any liquidation of the Trust, shareholders of each series of the Trust are entitled to share pro rata in the net assets belonging to that series available for distribution.

THE FUNDS, THEIR INVESTMENT OBJECTIVES AND POLICIES
---------------------------------------------------

This Statement of Additional Information provides additional information about the investment policies and operations of the Funds.

CLASSIFICATION
--------------

The Funds are diversified, open-end management investment companies.

INVESTMENT STRATEGIES AND RISKS
-------------------------------

MONEY MARKET FUND
-----------------

The primary types of money market instruments in which the Money Market Fund may invest are as follows:

U.S. GOVERNMENT DIRECT OBLIGATIONS - Obligations issued by the U.S. Treasury.

U.S. GOVERNMENT AGENCIES SECURITIES - The U.S. Government has established certain Federal agencies such as the Government National Mortgage Association as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

ASSET-BACKED SECURITIES - include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent on the cash flows generated by the assets backing the securities.

CERTIFICATES OF DEPOSIT - A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

COMMERCIAL PAPER - The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

COMMERCIAL LOAN PARTICIPATIONS - Participating interests in loans made by a bank, or a syndicate of banks represented by an agent bank, to corporate borrowers. Loan participations may extend for the entire term of the loan or may extend only for short "strips" that correspond to stated payments on the underlying loan. The loans underlying such participations may be secured or unsecured, and the fund may invest in loans collateralized by mortgages on real property.

REPURCHASE AGREEMENTS - A repurchase agreement is a contract where the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by negotiations. The repurchase agreement may be considered a loan by a fund to the issuer of the agreement, a bank or securities dealer, with the U.S.
Government securities serving as collateral for the loan.

VARIABLE AND FLOATING RATE INSTRUMENTS - Certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks or corporations, may carry variable or floating rates of interest. These instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index.

If CIGNA Investments determines that it may be advantageous to invest in other types of money market instruments, the Money Market Fund may invest in such instruments, if it is permitted to do so by its investment objective, policies and restrictions.

OBLIGATIONS OF DEPOSITORY INSTITUTIONS AND COMMERCIAL PAPER OF FOREIGN ISSUERS. As discussed in the Prospectus, the Money Market Fund may invest in U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including commercial and savings banks and savings and loan associations. The obligations may be issued by U.S. or foreign depository institutions, foreign branches or subsidiaries of U.S. depository institutions ("Eurodollar" obligations), U.S. branches or subsidiaries of foreign depository institutions ("Yankeedollar" obligations) or foreign branches or subsidiaries of foreign depository institutions. Obligations of foreign depository institutions, their branches and subsidiaries, and Eurodollar and Yankeedollar obligations may involve additional investment risks compared to the risks of obligations of U.S. institutions. Such investment risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer regulatory requirements than are applicable to U.S. banks. Foreign depository institutions, their branches or subsidiaries, and foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a foreign bank or a branch or subsidiary of a foreign bank than about a U.S. institution, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of foreign depository and Eurodollar obligations may be held outside of the United States and the Fund may be subject to the risks associated with the holding of such property overseas. Foreign depository and Eurodollar obligations of the Fund held overseas will be held by foreign branches of the custodian for the Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment

Company Act of 1940, as amended (the "1940 Act"). CIGNA Investments will consider the above factors in making investments in foreign depository, Eurodollar and Yankeedollar obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Fund will limit its foreign depository and Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other western industrialized nations. As discussed in the prospectus, the Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. These investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described above in connection with investments in Eurodollar and Yankeedollar obligations and obligations of foreign depository institutions and their foreign branches and subsidiaries.

RATING AGENCIES. The Money Market Fund's investments in short-term corporate debt and bank money instruments will be rated, or will be issued by issuers who have been rated, in one of the two highest rating categories for short-term debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. The Money Market Fund's investments in corporate bonds and debentures (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from an NRSRO a rating with respect to a class of short-term debt obligations that is comparable in priority and security with the investment in one of the two highest rating categories for short-term obligations or if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently, there are six
NRSROs: Duff and Phelps Inc., Fitch Investors Services, Inc., IBCA Limited and its affiliate IBCA Inc., Thompson BankWatch, Inc., Moody's Investors Service Inc. and Standard & Poor's Rating Group.

The rating applied to a security at the time the security is purchased by the Fund may be changed while the Fund holds such security in its portfolio. This change may affect, but will not necessarily compel, a decision to dispose of a security. If the major rating services used by the Fund were to alter their standards or systems for rating, the Fund would then employ ratings under the revised standards or systems that would be comparable to those specified in its current investment objective, policies and restrictions.

RULE 2A-7. The Board of Trustees has established procedures in compliance with Rule 2a-7 under the 1940 Act that include reviews of portfolio holdings by the Trustees at such intervals as they may deem appropriate to determine whether net asset value of the Money Market Funds, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether this deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that a deviation having this result exists, they intend to take such corrective action as they deem necessary and appropriate, including the sale of portfolio instruments prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share by using available market quotations; in which case, the net asset value could possibly be greater or less than $1.00 per share. If the Trustees deem it inadvisable to continue the practice of maintaining the net asset value at $1.00 per share, they may alter this procedure. The shareholders of the Fund will be notified promptly after any such change.

Any increase in the value of a shareholder's investment in the Money Market Fund resulting from the reinvestment of dividend income is reflected by an increase in the number of shares in the shareholder's account.

FIXED INCOME FUNDS AND BALANCED FUND
------------------------------------

In pursuing their investment objectives, the High Grade Fixed Income Fund, Core Plus Fixed Income Fund, Ultra Core Plus Fixed Income Fund, Emerging Market Debt Fund (the "Fixed Income Funds"), and Balanced Fund may invest in the following types of interest-bearing securities:

      (1) Marketable debt securities that are rated "investment-grade" at the time of purchase, i.e., within the four highest grades assigned by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's Corporation (AAA, AA, A or BBB).

      (2)     U.S. Government securities, as described below.

      (3) Obligations of, or guaranteed by, U.S. banks or bank holding companies, which obligations are considered by CIGNA Investments to have investment qualities comparable to securities which may be purchased under Item (1) above, although there can be no assurance that these obligations shall have such qualities.

      (4) Money market instruments eligible for purchase by the Money Market Fund, which instruments are considered by CIGNA Investments to have investment qualities comparable to securities which may be purchased under Item (1) above, although there can be no assurance that said obligations shall have such qualities.

      (5) Marketable securities (payable in U.S. dollars) of, or guaranteed by, the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof.

The Fixed Income Funds' assets may also be invested in other fixed-income securities, including straight debt and convertible debt securities and preferred stock. Investment positions may be held in common stock and similar equity securities (including warrants or rights to purchase equity investments as described below) when they are acquired as parts of units with fixed-income securities or upon exercise of such warrants or rights or upon the conversion of such securities. The Fixed Income Funds also may purchase and sell interest rate futures contracts and purchase options on futures contracts, foreign currency contracts and swap agreements, as described later in this Statement of Additional Information.

U.S. Government securities include a variety of securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Treasury, by various agencies of the U.S. Government or by various instrumentalities that have been established or sponsored by the U.S. Government. Treasury securities include Treasury bills, Treasury notes and Treasury bonds. Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years; Treasury bonds generally have a maturity of greater than ten years. The Federal agencies established as instrumentalities of the U.S. Government to supervise and finance certain types of activities include the Federal Home Loan Banks, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Land Banks, the Small Business Administration, the Export-Import Bank, the Federal Intermediate Credit Banks and the Bank for Cooperatives.

U.S. Government securities may take the form of participation interests in, and may be evidenced by, deposit or safekeeping receipts. Participation interests are pro rata interests in U.S. Government securities such as interests in pools of mortgages sold by the Government National Mortgage Association; instruments evidencing deposit or safekeeping are documentary receipts for such original securities held in custody by others.

U.S. Government obligations, including those that are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. Some securities issued by Federal agencies or instrumentalities are only supported by the credit of the agency or instrumentality (such as the Federal Home Loan Banks) while others have an additional line of credit with the U.S. Treasury (such as the Federal National Mortgage Association). Certain securities issued by Federal agencies or instrumentalities backed by the full faith and credit of the U.S. Government include those issued by the Government National Mortgage Association and the Small Business Administration. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

The Fixed Income funds may also invest in:

FOREIGN DEBT SECURITIES. The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries and the effect of gains and losses in the denominated currencies against the U.S. dollar, which have had a substantial impact on investment in foreign fixed-income securities. The relative performance of various countries' fixed-income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

The foreign government securities in which the Funds may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated, or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. An example of a multinational currency unit is the European Currency Unit ("ECU"). An ECU represents specified amounts of the currencies of certain member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies.

BRADY BONDS. Each Fund may invest in so-called "Brady Bonds," which are securities created through the exchange of existing commercial bank loans to Latin American public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the over-the-counter secondary market for Latin American debt instruments.

Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

All Mexican Brady Bonds issued to date, except New Money Bonds, have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. Approximately half of the Venezuelan Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral in other currencies), while slightly more than half have interest coupon payments collateralized on a 14-month rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

LOAN PARTICIPATIONS AND ASSIGNMENTS. Each Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign government and one or more financial institutions ("Lenders"). The majority of the Funds' investments in Loans in Latin America are expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the borrower. A participating fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan ("Loan Agreement"), nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, participating Funds will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Funds will acquire Participations only if the Lender interpositioned between the Funds and the borrower is determined by the Adviser to be creditworthy. Each Fund currently anticipates that it will not invest more than 5% of its net assets in Loan Participations and Assignments.

CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed-income characteristics and
(3) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

The Funds have no current intention of converting any convertible securities they may own into equity securities or holding them as equity securities upon conversion, although they may do so for temporary purposes. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Funds will invest in convertible securities without regard to their credit rating. See "Risk Factors and Special Considerations -- Lower-Rated Securities" in the Prospectus.

MORTGAGE-BACKED SECURITIES. The Funds may invest in mortgage-backed securities, such as those issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or certain foreign issuers, as well as by private issuers such as commercial investment banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed rate mortgages, 15-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares. These securities generally are "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed rate 30-year mortgages, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool.

Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from increases in interest rates or prepayment of the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because in periods of declining interest rates mortgages underlying securities are prone to prepayment. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting a Fund's yield. For this and other reasons, a mortgage-related security's stated maturity may be shortened by an unscheduled prepayment on underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. Mortgage-related securities provide regular payments consisting of interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

COLLATERALIZED MORTGAGE OBLIGATIONS. The Funds may also purchase collateralized mortgage obligations ("CMOs") issued by a U.S. Government instrumentality which are backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligations to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. Generally, CMOs are partitioned into several classes with a ranked priority by which the classes of obligations are redeemed. These securities may be considered mortgage derivatives. The Funds may only invest in CMOs issued by FHLMC, FNMA or other agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government.

CMOs provide an investor with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-related securities. Issuers of CMOs frequently elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. Coupons can be fixed or variable. If variable, they can move with or in the reverse direction of interest rates. The coupon changes could be a multiple of the actual rate change and there may be limitations on what the coupon can be. Cash flows of pools can also be divided into a principal only class and an interest only class. In this case the principal only class will only receive principal cash flows from the pool. All interest cash flows go to the interest only class. The relative payment rights of the various CMO classes may be structured in many ways, either sequentially or by other rules of priority. Generally, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. Sometimes, however, CMO classes are "parallel pay," i.e. payments of principal are made to two or more classes concurrently. CMOs may exhibit more or less price volatility and interest rate risk than other types of mortgage-related obligations.

The CMO structure returns principal to investors sequentially, rather than according to the pro rata method of a pass-through. In the traditional CMO structure, all classes (called tranches) receive interest at a stated rate, but only one class at a time receives principal. All principal payments received on the underlying mortgages or securities are first paid to the "fastest pay" tranche. After this tranche is retired, the next tranche in the sequence becomes the exclusive recipient of principal payments. This sequential process continues until the last tranche is retired. In the event of sufficient early repayments on the underlying mortgages, the "fastest-pay" tranche generally will be retired prior to its maturity. Thus the early retirement of a particular tranche of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security as described above.

ASSET-BACKED SECURITIES. Each Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The Funds may also invest in other types of asset-backed securities that may be available in the future. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of c current market rates, although other economic and demographic factors will be involved. In certain circumstances, asset-backed securities may be considered illiquid securities subject to the percentage limitations described above. Asset-backed securities are considered an industry for industry concentration purposes, and a Fund will therefore not purchase any asset-backed securities which would cause 25% or more of a Fund's net assets at the time of purchase to be invested in asset-backed securities.

Asset-backed securities present certain risks that are not presented by other securities in which a Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.

ZERO COUPON SECURITIES. Each Fund may invest in "zero coupon" U.S. Treasury, foreign government and U.S. and foreign corporate debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and receipts or certificates representing interests in such stripped debt obligations and coupons. Each Fund currently anticipates that zero coupon securities will not exceed 5% of its net assets. A zero coupon security pays no interest to its holder prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest. The Funds anticipate that they will not normally hold zero coupon securities to maturity. Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year.

STRUCTURED NOTES. The Funds may invest in structured notes. The distinguishing feature of a structured note is that the amount of interest and/or principal payable on the notes is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of a benchmark include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that the market does not perform as expected. The performance tie can be a straight relationship or leveraged, although the Adviser generally will not use leverage in its structured note strategies. Normally, these bonds are issued by U.S. Government Agencies and investment banks arrange the structuring. Depending on the terms of the note, a Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; a Fund's loss cannot exceed this foregone interest and/or principal. An investment in a structured note involves risks similar to those associated with a direct investment in the benchmark asset. Structured notes will be treated as illiquid securities for investment limitation purposes.

PREFERRED STOCKS, COMMON STOCKS, WARRANTS. The Funds may also invest in preferred stocks with yields that are attractive, provided that such investments are otherwise consistent with the investment objectives and policies of the Fund. A preferred stock is an equity security that entitles the holders to a priority in liquidation over holders of the issuer's common stock. In liquidation, the holders of preferred stock are subordinate to the holders of the issuer's debt obligations. Typically, preferred stocks include the right to receive regular dividend payments and may also include conversion rights, put and call obligations and other features. In determining whether to invest in any particular stock, CIGNA Investments will consider all relevant factors, including the dividend yield, its conversion features, if any, its liquidity, and the overall financial condition of the issuer. Under normal circumstances, a Fund will not invest more than 10% of its assets in preferred stock.

The Fund will not acquire common stocks, except when (i) attached to or included in a unit with income-generating securities that otherwise would be attractive to the Fund; (ii) acquired through the exercise of equity features accompanying convertible securities held by the Fund, such as conversion or exchange privileges or warrants for the acquisition of stock or equity interest of the same or different issuer; or (iii) in the case of an exchange offering whereby the equity security would be acquired with the intention of exchanging it for a debt security issued on a "when-issued" basis.

Warrants are, in effect, longer term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus its exercise price, thus resulting in a profit. However, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant.

Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing unseasoned companies. The purchase price varies with the security, the life of the warrant and various other investment factors. Investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets.

Considerations of liquidity and preservation of capital mean that these Funds may not necessarily invest in instruments paying the highest available yield at a particular time. These Funds may, consistent with their investment objective, attempt to maximize yields by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. These Funds may also invest to take advantage of what are believed to be temporary disparities in the yields of the different segments of the market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations which may be held by these Funds, may result in frequent changes in portfolio holdings. There usually are no brokerage commissions as such paid in connection with the purchase of fixed income securities of the type in which these Funds may invest. See "Brokerage Allocation" for a discussion of underwriters' commissions and dealers' spreads involved in the purchase and sale of portfolio securities.

CORE PLUS FUND AND ULTRA CORE PLUS FUND
---------------------------------------

As noted in the prospectus, these Funds may purchase debt securities rated below investment grade, i.e., securities that are rated Ba or lower by Moody's Investors Services, Inc. or BB or lower by Standard & Poor's Corporation.

Included among the below investment-grade, high risk securities in which the Fund may invest are securities issued in connection with corporate restructurings such as takeovers or leveraged buyouts. Securities issued to finance corporate restructurings may have special credit risks due to the highly leveraged conditions of the issuer. In addition, such issuers may lose experienced management as a result of the restructuring. Also, the market price of such securities may be more volatile to the extent that expected benefits from the restructuring do not materialize.

Because investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type constituting high-yield, high risk securities, the yields and prices of these securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income securities market, changes in perceptions of an issuer's creditworthiness tend to occur more frequently and in a more pronounced manner than do such changes with respect to higher quality segments of the fixed income securities market, causing greater yield and price volatility. Commissions and underwriting spreads associated with the purchase of below investment-grade bonds are typically higher than those associated with the purchase of high grade bonds.

Below investment-grade securities are often referred to as high yield or junk bonds and are typically considered "high risk" securities. High yield bonds may be subject to certain risk factors to which other securities are not subject to the same degree. An economic downturn tends to disrupt the market for below investment-grade bonds and adversely effect their values. Such an economic downturn may be expected to result in increased price volatility of below investment-grade bonds and of the value of the Fund's shares, and an increase in issuers' defaults on such bonds.

Also, issuers of below investment-grade bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the high yield securities in which a Fund invests are subordinated to the prior payment of senior indebtedness, thus potentially limiting the Fund's ability to recover full principal or to receive payments when senior securities are in default. When the secondary market for below investment-grade bonds becomes increasingly illiquid, or in the absence of readily available market quotations for high yield bonds, the relative lack of reliable, objective data makes the responsibility of the Trustees to value the Fund's securities more difficult, and judgement plays a greater role in the valuation of portfolio securities. Also, increased illiquidity of the below investment-grade bond market may affect the Fund's ability to dispose of portfolio securities at a desirable price.

The credit rating of a security does not necessarily address its market value risk. Also, ratings may from time to time, be changed to reflect developments in the issuer's financial condition. Below investment-grade bonds have speculative characteristics which are apt to increase in number and significance with each lower rating category. Also, prices of below investment-grade bonds have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments.

Certain laws or regulations may have a material effect on the Fund's net asset value and investment practices. For example, legislation requiring federally-insured savings and loan associations to divest their investments in below investment-grade bonds may further adversely affect the market for such bonds.

EQUITY FUNDS AND BALANCED FUND
------------------------------

Large Company Stock-Growth Fund
Large Company Stock-Value Fund
S&P 500 Index Fund
Small Company Stock-Growth Fund
Small Company Stock-Value Fund
International Stock Fund

These Funds are referred to as the Equity Funds.

In pursuing their investment objectives, the Equity Funds and the Balanced Fund may invest in the following types of securities:

EQUITY SECURITIES. Equity Securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of equity securities, prices of all equity securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of all equity securities in the United States. Similar events also may affect the prices of particular equity securities. For example, news about the success or failure of a new product may affect the price of a particular issuer's equity securities.

COMMON STOCKS. Common stocks represent an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

DEPOSITARY RECEIPTS. Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

PREFERRED STOCKS. Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks pay a fixed or variable stream of dividends they have many of the characteristics of a Fixed Income Security and are, therefore, included in both the definition of Equity Security and Fixed Income Security.

RIGHTS. Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer's Common Stock at the time of a new issuance, usually at a price below the initial offering price of the Common Stock and before the Common Stock is offered to the general public. Rights are usually freely transferable. The risk of investing in a Right is that the Right may expire prior to the market value of the Common Stock exceeding the price fixed by the Right.

WARRANTS. Warrants give holders the right, but not the obligation, to buy Common Stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferable. The risk of investing in a Warrant is that the Warrant may expire prior to the market value of the Common Stock exceeding the price fixed by the Warrant.

CONVERTIBLE SECURITIES. Convertible Securities are securities that may be exchanged under certain circumstances for a fixed number of shares of Common Stock or other Equity Securities. Convertible Securities generally represent a feature of some other type of security, such as a Fixed Income Security or Preferred Stock, so that, for example, a Convertible Fixed Income Security would be a Fixed Income Security that is convertible into Common Stock. Convertible Securities may be viewed as an investment in the current security or the security into which the Convertible Securities may be exchanged and, therefore, are included in both the definition of Equity Security and Fixed Income Security.

FOREIGN INVESTMENT - Additional Risks (all funds)

Investing in foreign securities involves certain special considerations which are not typically associated with investing in the equity securities or fixed income securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments

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which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently is higher than the costs of investing in the United States. Although the Funds' Advisers endeavor to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Investments in securities of foreign issuers generally are denominated in foreign currencies. Accordingly, the value of a Portfolio's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Fund may incur costs in connection with conversions between various currencies.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. The Funds may be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.

FOREIGN EQUITY SECURITIES. Foreign equity securities are equity securities of an issuer in a foreign country.

FOREIGN BONDS. Foreign bonds are fixed income securities issued by a foreign government, government-related or a private issuer in a foreign country.

RUSSIAN EQUITY SECURITIES. The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of Equity Securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Fund could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by Russian law to employ an independent registrar, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by its Adviser and could cause a delay in the sale of Russian Securities by the Fund if the company deems a purchaser unsuitable, which may expose the Fund to potential loss on its investment.

MATTERS RELATING TO ALL FUNDS
-----------------------------

Except as described under "Fund Policies," the foregoing investment policies are not fundamental and the Board of Trustees may change such policies without shareholder approval. The Board will not change a Fund's investment objectives without the required shareholder vote as set forth in "Fund Policies" below. There is risk inherent in any investment, and there is no assurance that any of the strategies and methods of investment available to any Fund will result in the achievement of its objectives.

Each Fund's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed in this Statement of Additional Information are eligible investments for each of the Funds.

SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and placement for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). A Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but a Fund may sell these securities before the settlement date if it is deemed advisable.

Investment in securities on a when-issued or delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to Federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. A Fund will employ techniques designed to reduce such risks. If the Fund purchases a when-issued security, the Fund's custodian bank will segregate cash or high grade securities in an amount equal to the when-issued commitment. If the market value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent cash and securities are segregated, they will not be available for new investments or to meet redemptions. Securities purchased on a delayed delivery basis may require a similar segregation of cash or other high grade securities. For a more complete description of when-issued securities and delayed delivery transactions see the Statement of Additional Information.

ILLIQUID SECURITIES. Each Fund may invest up to 15% (10% for the Money Market
Fund) of its net assets in securities that are illiquid. Illiquid securities include securities that have no readily available market quotations and cannot be disposed of promptly (within seven days) in the normal course of business at approximately the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities. To the extent that qualified institutional buyers become uninterested in purchasing these restricted securities the level of illiquidity in a Fund may increase. The Fund's investment adviser determines the liquidity of the Fund's investments. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

BORROWING. Each Fund may borrow from banks or through reverse repurchase agreements to the extent permitted by the 1940 Act. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. Under the 1940 Act as currently in effect, a fund may borrow from any lender only for temporary purposes in an amount not exceeding 5% of its total assets, and may borrow from a bank in an amount not exceeding 33 1/3% of its total assets.

FUTURES CONTRACTS. A stock index assigns relative values to the common stocks included in the index and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. There is no physical delivery of the underlying stocks in the index.

Generally, a Fund will only enter into stock index futures contracts as a hedge against changes resulting from market conditions in the values of the securities held or which the Fund intends to purchase. When the fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract affords a hedge against not participating in such advance. Conversely, in anticipation of or in a general market or market sector decline that adversely affects the market values of the fund's portfolio of securities, the Fund may sell stock index futures contracts. The S&P 500 Index Fund's use of stock index futures includes purchasing S&P 500 futures contracts pending investment in the S&P 500.

An interest rate futures contract is an agreement between two parties to buy and sell a debt security for a set price on a future date. A Fund generally may enter into interest rate futures contracts for the purpose of hedging debt securities in their portfolios or the value of debt securities which the Funds intend to purchase. For example, if a fund owned long-term debt securities and interest rates were expected to increase, it might sell interest rate futures contracts. If, on the other hand, a fund held cash reserves and interest rates were expected to decline, it might purchase interest rate futures contracts.

In cases of purchases of futures contracts, an amount of cash and cash equivalents, equal to the market value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and ensure that the use of such futures contracts is unleveraged. Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the custodian for the Fund for the account of the broker a stated amount, as called for by a particular contract, of cash or U.S. Treasury bills. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions.

Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the applicable Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where a Fund purchases a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Variation margin payments would be made in a similar fashion when a Fund purchases an interest rate futures contract. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.

OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser (the Fund) the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option on a futures contract is exercised on the last trading date prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

The S&P 500 Index Fund's use of options on futures contracts is discussed in the prospectus. The other Funds may purchase put options on futures contracts to hedge against the risk of falling prices for their portfolio securities, and may purchase call options on futures contracts as a hedge against a rise in the price of securities which they intend to purchase. Options on futures contracts may also be used to hedge the risks of changes in the exchange rate of foreign currencies. The purchase of a put option on a futures contract is similar to the purchase of protective put options on portfolio securities or a foreign currency. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or a foreign currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or underlying securities or currency.

RISKS AS TO FUTURES CONTRACTS AND RELATED OPTIONS. There are several risks in connection with the use of futures contracts and related options as hedging devices. One risk arises because of the imperfect correlation between movements in the price of hedging instruments and movements in the price of the stock, debt securities or foreign currency which are the subject of the hedge. If the price of a hedging instrument moves less than the price of the stocks, debt securities or foreign currency which are the subject of the hedge, the hedge will not be fully effective. If the price of a hedging instrument moves more than the price of the stock, debt securities or foreign currency, a Fund will experience either a loss or a gain on the hedging instrument which will not be completely offset by movements in the price of the stock, debt securities or foreign currency which are the subject of the hedge. The use of options on futures contracts involves the additional risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option.

Successful use of hedging instruments by a Fund is also subject to below investment-grade ability to predict correctly movements in the direction of the stock market, of interest rates or of foreign exchange rates (foreign currencies). Because of possible price distortions in the futures and options markets and because of the imperfect correlation between movements in the prices of hedging instruments and the investments being hedged, even a correct forecast by the Funds' investment adviser's of general market trends may not result in a completely successful hedging transaction.

It is also possible that where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of stocks or debt securities held in a Fund's portfolio may decline. If this occurred, a Fund would lose money on the futures contracts and also experience a decline in the value of its portfolio securities. Similar risks exist with respect to foreign currency hedges.

Positions in futures contracts or options may be closed out only on an exchange on which such contracts are traded. Although the Funds intend to purchase or sell futures contracts or purchase options only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position or purchase an option at such time. In the event of adverse price movements under those circumstances, a Fund would continue to be required to make daily cash payments of maintenance margin on its futures positions. The extent to which the Fund may engage in futures contracts or related options will be limited by Internal Revenue Code requirements for qualification as a regulated investment company and the Fund's intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause the portfolio of the Fund to suffer losses which it would not otherwise sustain.

FOREIGN CURRENCY TRANSACTIONS. A Fund holding securities denominated in currency other than U.S. dollars may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

Generally, Funds may engage in both "transaction hedging" and "position hedging". When a Fund engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes a Fund may also purchase exchange-listed call and put options on foreign currencies. A put option on currency gives the Fund the right to sell a currency at a specific exercise price. A call option on currency gives a Fund the right to purchase a currency at a specific exercise price. The time when call and put options are exercisable depends on whether the options are American options or European options. American options are exercisable at anytime during the option period. European options are exercisable only on a designated date.

When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Funds may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature. For example, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Regardless of whether a Fund's investment adviser determines that it is advisable to hedge a Fund's currency risk, the Funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

FORWARD CURRENCY CONTRACTS. A forward currency contract is an agreement between two parties to purchase and sell a specific quantity of a currency at a price specified at the time of the contract, with delivery and settlement at a specified future date. In the case of purchases of forward currency contracts, an amount of cash and cash equivalents, equal to the market value of the portfolio security sold, will be deposited in a segregated account with the Trust's Custodian to collateralize the position and ensure that the use of such contracts is unleveraged.

In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks and their customers). A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades.

Forward currency contracts are less liquid than currency futures contracts, and there is an increased risk of default by the counterparty as compared to futures contracts. Forward currency contracts differ from currency futures contracts in certain other respects as well. For example, the maturity date of a forward contract may be any fixed number of days from the date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward currency contracts are traded directly between currency traders so no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. There is no assurance that the Fund will be able to close a forward contract prior to maturity and, under such circumstances, the Fund may have exposure to adverse changes in exchange rates.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS.
---------------------------------------

Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each Fund's policies regarding the quality of debt securities.

Purchaser of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associates with owing and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each Fund relies on CIGNA Investments' research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, each Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Each Fund (except the Money Market Fund, to a limited degree) limits the amount of total assets that it will invest in any one issuer or in issues within the same industry. For purposes of these limitations, each Fund generally will treat the borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between each Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations requires the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

SECURITIES LENDING. A Fund may lend securities to parties such as broker-dealers or institutional investors.

Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by CIGNA Investments, Inc. to be of good standing. Furthermore, they will only be made if, in the Fund's investment adviser's judgment, the consideration to be earned from such loans would justify the risk.

CIGNA Investments understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g. U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and
(6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

SOVEREIGN DEBT OBLIGATIONS. A Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

SWAP AGREEMENTS

The Funds may enter into swap agreements such as interest rate, index and currency exchange rate swaps. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e. the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by CIGNA Investments, to limit any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Fund's investment adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit a Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FUND POLICIES
-------------

The Funds are subject to the following restrictions which may not be changed without approval of the lesser of (i) 67% or more of that Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

A Fund may not:

1. Borrow money or issue senior securities except that a Fund may borrow to the extent permitted by the 1940 Act for temporary or emergency purposes to satisfy redemption requests.

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under Federal securities laws.

3. Concentrate 25% or more of its total assets in a particular industry, except the Money Market Fund may invest up to 100% of its assets in the financial services industry.

4. Purchase or sell mortgages or real estate, or invest in real estate limited partnerships, although a Fund may purchase securities of issuers that deal in real estate and may purchase securities that are secured by interests in real estate.

5. Lend any funds or other assets, except that a Fund may, consistent with its investment objective and policies: (a) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission.

6. With respect to 75% of its assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets (taken at market value at the time of such investment) to be invested in the securities of such issuer except U.S. Government securities including securities issued by its agencies and instrumentalities (or repurchase agreements with respect thereto).

7. With respect to 75% of its assets, purchase the securities of any issuer if such purchase would cause more than 5% of the voting securities, or more than 10% of the securities of any class of such issuer (taken at the time of such investment), to be held by the Fund.

In addition, a Fund may not change its investment objective without shareholder approval.

TEMPORARY DEFENSIVE POSITION. While assuming a temporary defensive position, a Fund may invest in the types of short-term fixed income investments number in which the Money Market Fund may invest, and may also invest in the Money Market Fund.

MANAGEMENT OF THE TRUST
-----------------------

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders.

The Trustees and the executive officers of the Trust are listed below, together with information as to their principal occupations during the past five years and other principal business affiliations. Each currently holds the equivalent position as Trustee and/or officer of CIGNA High Income Shares, CIGNA Institutional Funds Group and CIGNA Variable Products Group (except for Mr. Forde, who is not a Trustee of CIGNA Variable Products Group), and holds a similar position as Director and/or executive officer of CIGNA Investment Securities, Inc. (f/k/a INA Investment Securities, Inc.) Correspondence with any Trustee or officer may be addressed to the Trust, c/o CIGNA Investments, S-210, 900 Cottage Grove Road, Hartford, CT 06152-2210.

HUGH R. BEATH, 67, Trustee; Advisory Director, AdMedia Corporate Advisors, Inc. (investment banking); previously Managing Director, AdMedia Corporate Advisors, Inc.; Chairman of the Board of Directors, Beath Advisors, Inc. (investment adviser).

RICHARD H. FORDE*, 45, Trustee; Senior Managing Director and President of CIGNA International Investment Advisors, Ltd.; Chairman of the Board and President, CIGNA Funds Group and other investment companies in CIGNA Funds' complex. Mr. Forde is also an officer or director of various other entities which are subsidiaries or affiliates of CIGNA.

RUSSELL H. JONES, 54, Trustee; Vice President and Treasurer, Kaman Corporation (helicopters and aircraft components, industrial products and services); Trustee, Connecticut Policy and Economic Counsel; Corporator, Hartford Seminary; Secretary, Bloomfield Chamber of Commerce.

THOMAS C. JONES*, 51, Trustee; President, CIGNA Investment Management; President and Director, CIGNA Investment Group, Inc. and CII; Director, CIGNA International Investment Advisors, Ltd. Mr. Jones is also an officer or director of various other entities which are subsidiaries or affiliates of CIGNA. Previously President, CIGNA Individual Insurance, a division of CIGNA; President, CIGNA Reinsurance--Property & Casualty, a division of CIGNA; Executive Vice President and Director, NAC RE Corporation (property and casualty reinsurance).

PAUL J. MCDONALD, 54, Trustee; Senior Executive Vice President and Chief Financial Officer, Friendly Ice Cream Corporation (family restaurants/dairy products); Chairman, Dean's Advisory Council, University of Massachusetts School of Management; Director, Springfield YMCA; Trustee, Basketball Hall of Fame; Regional Director-Western Massachusetts, Bank of Boston. Previously, Executive Vice President, Finance and Chief Financial Officer, Friendly Ice Cream Corporation.

ALFRED A. BINGHAM III, 53, Vice President and Treasurer, CIGNA Funds Group, CIGNA Institutional Funds Group, CIGNA Variable Products Group, CIGNA High Income Shares and CIGNA Investment Securities, Inc. (f/k/a INA Investment Securities, Inc.); Assistant Vice President, CII.

JEFFREY S. WINER, 41, Senior Counsel, CIGNA; Vice President and Secretary, CIGNA Funds Group, CIGNA Institutional Funds Group, CIGNA Variable Products Group, CIGNA High Income Shares and CIGNA Investment Securities, Inc. (f/k/a INA Investment Securities, Inc.); previously
Counsel, CIGNA.

*Trustees identified with an asterisk are considered interested persons of the Funds within the meaning of the 1940 Act because of their affiliation with CIGNA Corporation or its affiliates.

The Board has created an Audit Committee from among its members which meets periodically with representatives of PricewaterhouseCoopers LLP, independent accountants for the Trust, a Contracts Committee which, as part of its duties, considers the terms and the renewal of the Master Investment Advisory Agreement with CIGNA Investments, and a Nominating Committee which considers the identification of new members of the Board and the compensation of Trustees. The Nominating Committee, Audit Committee and Contracts Committee consist of Trustees who are not affiliated with CIGNA Corporation or any of its subsidiaries.

The Trust pays no compensation to any of its officers, other than the reimbursement of the costs of the Office of the Treasurer and the Office of the Secretary, or to any of their Trustees who are officers or employees of CIGNA Corporation or its affiliates. The following table shows compensation paid by the Trusts and other investment companies in the CIGNA fund complex to Trust Trustees in 1998:




                                                                  Pension or                                     Total
                                                                  Retirement                                     Compensation from
                                              Aggregate           Benefits Accrued                               Trust and CIGNA
Name of Person,                               Compensation from   As Part of Trust    Estimated Annual           Fund Complex Paid
Position with Trust                           Trust               Expense             Benefits Upon Retirement   to Trustees(d)
------------------------------------------------------------------------------------------------------------------------------------

R. Bruce Albro (a)                            $   -0              $ -0-               $ -0-                      $ -0-

Hugh R. Beath, Trustee (b)                    $ 1,800               -0-                 -0-                      $25,400

Richard H. Forde, Trustee, Chairman and
President                                         -0-               -0-                 -0-                        -0-

Russell H. Jones, Trustee                     $ 1,800               -0-                 -0-                      $25,400

Thomas C. Jones, Trustee                          -0-               -0-                 -0-                        -0-


Paul J. McDonald, Trustee (c)                 $ 1,800               -0-                 -0-                      $25,400

                                              ------------        -----------         ------------               ------------
                                              $ 5,400             $ -0-               $ -0-                      $76,200
                                              ============        ===========         ============               ============

--------------------
(a) Mr. Albro retired from CIGNA Corporation and resigned from the Trust in 1998.

(b) All but $1,525 of Mr. Beath's 1998 compensation was deferred under a plan for all CIGNA funds in which he had an aggregate balance of $213,647 as of December 31, 1998.

(c) All but $1,525 of Mr. McDonald's 1998 compensation was deferred under a plan for all CIGNA funds in which he had an aggregate balance of $135,397 as of December 31, 1998.

(d) There were four (4) investment companies besides the Trust in the CIGNA fund complex.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
---------------------------------------------------

As of April 1, 1999, record and beneficial owners of five percent or more of the shares of the Money Market Fund were as follows:


                                                                                              PERCENTAGE OF
SHAREHOLDER                                               ADDRESS                              OWNERSHIP

CIGNA HealthCare of California, Inc.              505 North Brand Blvd.                            29.8%
                                                  Glendale CA  91205

CIGNA Community Choice (Arizona                   11001 N. Black Canyon Highway                     6.6%
  corporation)                                    Phoenix, AZ 85029

CIGNA HealthCare of Texas, Inc.                   600 Las Colinas Blvd., Suite 1100                 9.8%
                                                  Irving, TX 85029

CIGNA HealthCare of Virginia, Inc.                4050 Innslake Drive                               6.1%
                                                  Glen Allen, VA 23060

Healthsource North Carolina, Inc.                 701 Corporate Center Drive                       10.2%
                                                  Raleigh, NC 27607


As of April, 1999, owners of five percent or more of the shares of the S&P 500 Index Fund were as follows:


          SHAREHOLDER                              ADDRESS                                  PERCENTAGE OF
                                                                                            OWNERSHIP

Insurance Company of North                      Two Liberty Place
America                                         1601 Chestnut St.
                                                Philadelphia PA  19192                              19.0%

CIGNA Property And Casualty                     Two Liberty Place
Insurance Company                               1601 Chestnut St.
                                                Philadelphia PA  19192                              51.0%

CIGNA Insurance Company                         Two Liberty Place
                                                1601 Chestnut St.
                                                Philadelphia PA  19192                              19.0%

Pacific Employers Insurance                     Two Liberty Place
Company                                         1601 Chestnut St.
                                                Philadelphia PA  19192                              11.0%

The Trustees and officers do not own any Fund shares. By virtue of owning more than 25% of the shares of the Money Market Fund, CIGNA Healthplan of California is deemed to control the Money Market Fund. This control does not affect the voting rights of other Fund shareholders. CIGNA Healthplan of California is an indirect, wholly owned subsidiary of CIGNA Corporation.

INVESTMENT ADVISORY AND OTHER SERVICES
--------------------------------------

The investment adviser to the Fixed Income Funds is CIGNA Investments, an indirect, wholly-owned subsidiary of CIGNA Corporation. CIGNA Investments also serves as investment adviser for other investment companies sponsored by affiliates of CIGNA Corporation, and for a number of pension, advisory, corporate and other accounts. CIGNA Investments and other affiliates of CIGNA Corporation manage combined assets of approximately $64 billion. CIGNA Investments' mailing address is 900 Cottage Grove Road, Hartford, Connecticut 06152.

SUB-ADVISERS

CIGNA Investments hires investment sub-advisers who (subject to the control of the Board of Trustees) independently manage the investment operations of certain of the funds and determine what investments that fund will purchase and sell. These sub-advisers, and the funds they manage, are:

TOTAL RETURN FUND                           INVESCO, 7800 E. Union Avenue,
                                            Denver, Colorado. INVESCO and its
                                            affiliated asset management
                                            companies currently manage in excess
                                            of $ billion of assets as of
                                            December 31, 1998 on behalf of
                                            tax-exempt accounts (such as pension
                                            and profit-sharing funds for
                                            corporations and state and local
                                            governments) and investment
                                            companies.

LARGE COMPANY STOCK-GROWTH FUND             Morgan Stanley Dean Witter
                                            Investment Management, Inc. ("MSDW
                                            Investment Management"), with
                                            principal offices at 1221 Avenue of
                                            the Americas, New York, New York
                                            10020, conducts a worldwide
                                            portfolio management business and
                                            provides a broad range of portfolio
                                            management services to customers in
                                            the United States and abroad. At
                                            December 31, 1998, MSDW Investment
                                            Management, together with its
                                            affiliated institutional asset
                                            management companies, managed assets
                                            of approximately $163.4 billion.

LARGE COMPANY STOCK-VALUE FUND              John A. Levin & Co, One Rockefeller
                                            Plaza, 25th Floor, New York, NY
                                            10020, is an advisory firm founded
                                            in 1982. As of September 30, 1998,
                                            Levin managed about $7.3 billion in
                                            assets.

SMALL COMPANY STOCK-GROWTH FUND             Fiduciary Trust Company, Two World
                                            Trade Center, New York, NY 10048.
                                            Founded in 1931 as a New York State
                                            Bank, Fiduciary focuses solely on
                                            providing investment management
                                            services to individuals and
                                            institutions.  Total assets under
                                            management as of March 31, 1999 were
                                            about $45 billion.

SMALL COMPANY STOCK-VALUE FUND              Berger Associates, Inc., 210
                                            University Boulevard, Suite 900,
                                            Denver, CO 80206 serves as
                                            investment adviser, sub-adviser,
                                            administrator or sub-administrator
                                            to mutual funds and institutional
                                            investors. Berger Associates has
                                            been in the investment advisory
                                            business for over 20 years. At
                                            September 1, 1999, Berger Associates
                                            managed about $5 billion in assets.
                                            Berger Associates has in turn hired
                                            Perkins, Wolf, McDonnell & Company
                                            ("PWM"), 53 West Jackson Boulevard,
                                            Suite 818, Chicago, Illinois, 60604
                                            to manage the investment operations
                                            of the fund.  PWM was organized in
                                            1980 under the name Mac-Per-Wolf Co.
                                            to operate as a securities
                                            broker-dealer.  In

                                            September 1983, it changed its name
                                            to Perkins, Wolf, McDonnell &
                                            Company.  PWM sub-advises the Berger
                                            Small Cap Value Fund.

INTERNATIONAL STOCK FUND                    BBOI Worldwide LLC ("BBOI"), 210
                                            University Blvd., Suite 900, Denver,
                                            Colorado 80206 was formed in 1996 as
                                            a joint venture between Bank of
                                            Ireland Asset Management (U.S.)
                                            Limited ("BIAM").  BBOI operates a
                                            series of mutual funds for retail
                                            and institutional investors and
                                            provides sub-advisory services to
                                            other investment entities.  BBOI
                                            has in turn hired BIAM, 20 Horseneck
                                            Lane, Greenwich, CT 06830
                                            (representative office); 26
                                            Fitzwilliam Place, Dublin 3, Ireland
                                            (main office) to manage the
                                            investment operation of the fund.
                                            BIAM serves as investment advisor or
                                            sub-adviser to pension and
                                            profit-sharing plans and other
                                            institutional investors and mutual
                                            funds.  Bank of Ireland's investment
                                            management group was founded in
                                            1966.

Pursuant to the Master Investment Advisory Agreement between the Trust and CIGNA Investments, CIGNA Investments manages the investment and reinvestment of the assets of the Funds that do not have sub-advisers. Each sub-adviser has this responsibility for its particular fund. CIGNA Investments is also responsible for evaluating and monitoring the performance of the sub-advisers.

Subject to the control and periodic review of the Board of Trustees of the Trust, CIGNA Investments and the sub-advisers determine what investments shall be purchased, held, sold or exchanged for the account of the Funds. Accordingly, the role of the Trustees is not to approve specific investments, but rather to exercise a control and review function.

The Trust pays all expenses not specifically assumed by CIGNA Investments including compensation and expenses of Trustees who are not Directors, officers or employees of CIGNA Investments or any other affiliates of CIGNA Corporation; investment management fees; registration, filing and other fees in connection with filings with regulatory authorities; the fees and expenses of independent accountants; costs of printing and mailing registration statements, prospectuses, proxy statements, and annual and periodic reports to shareholders; custodian and transfer agent fees; brokerage commissions and securities transactions costs incurred by the Trust; taxes and corporate fees; legal fees incurred in connection with the affairs of the Trust; expenses of meetings of the shareholders and Trustees; and any expenses allocated or allocable to a specific class of shares.

CIGNA Investments, at its own expense, furnishes to the Trust office space and facilities and, except with respect to the Office of the Treasurer and Office of the Secretary as provided in the Master Investment Advisory Agreement, all personnel for managing the affairs of the Trust and the Fund. The Trust and other registered investment companies advised by CIGNA Investments have agreed to reimburse CIGNA Investments for its costs of maintaining the Office of the Treasurer and the cost of the Office of the Secretary as provided in their respective investment advisory agreements. CIGNA Investments has estimated that in 1999 the total expenses of the Office of the Treasurer for all funds in the CIGNA fund complex will not exceed $466,000 and the expenses of the Office of the Secretary are not expected to exceed $149,000. The portion of these expenses allocated to each Fund for calendar year 1999 are not expected to exceed the following amounts:

                                   Office of                  Office of
                                  The Treasurer              the Secretary
                                  -------------              -------------

Money Market Fund                  $78,513                     $25,104
S&P 500 Index Fund                 $96,116                     $30,732

In 1998 the costs reimbursed by the Funds for the Office of the Treasurer and the Office of the Secretary totaled $180,131($138,454 - Office of the Treasurer; $41,677 - Office of the Secretary). The Board of Trustees of the Trust has approved the method under which this cost will be allocated to the Trust, and then to each Fund.

As full compensation for the investment management and all other services rendered by CIGNA Investments, each Fund pays CIGNA Investments a separate fee computed daily and paid monthly at annual rates based on a percentage of the value of the applicable Fund's average daily net assets as follows:

Money Market Fund                                       0.35%
High Grade Fixed Income Fund                            0.60%
Core Plus Fixed Income Fund                             0.65%
Ultra Core Plus Fixed Income Fund                       0.65%
Emerging Market Debt Fund                               1.00%
Total Return Fund                                       0.75%
Large Company Stock-Growth Fund                         0.80%
Large Company Stock-Value Fund                          0.75%
S&P 500 Index Fund                                      0.25%
Small Company Stock-Growth Fund                         1.00%
Small Company Stock-Value Fund                          1.00%
International Stock Fund                                1.00%

Trust-wide expenses not identifiable to any particular series of the Trust will be allocated among the series. CIGNA Investments has voluntarily agreed, until December 31, 1999, to reimburse the Funds to the extent that the annual operating expenses in any one year (excluding interest, taxes, amortized organizational expense, transaction costs in acquiring and disposing of portfolio securities and extraordinary expenses) of the Fund exceed a percentage of the value of the Fund's average daily net assets, as follows:


                                                  Institutional           Administrative         Administrative      Retail
                                                  Class                   Class-A                Class-B             Class
                                                  -------------           --------------         --------------      --------------

Money Market Fund                                 0.45%                   0.70%                  n/a                 1.00%
High Grade Fixed Income Fund                      0.50%                   n/a                    0.90%               0.85%
Core Plus Fixed Income Fund                       0.50%                   n/a                    0.90%               0.90%
Ultra Core Plus Fixed Income Fund                 0.55%                   n/a                    0.95%               0.95%
Emerging Market Debt Fund                         0.65%                   n/a                    1.05%               1.20%
Total Return Fund                                 0.80%                   1.00%                  n/a%                1.20%
Large Company Stock-Growth Fund                   0.80%                   1.00%                  n/a                 1.20%
Large Company Stock-Value Fund                    0.80%                   1.00%                  n/a                 1.20%
S&P 500 Index Fund                                0.25%                   0.35%                  n/a                 0.65%
Small Company Stock-Growth Fund                   1.05%                   1.25%                  n/a                 1.45%
Small Company Stock-Value Fund                    1.05%                   1.25%                  n/a                 1.45%
                                                                         Page 31




International Stock Fund                          1.05%                   1.25%                  n/a                 1.45%



CIGNA Money Market Fund (Institutional Class) incurred a management fee of $882,061, $446,085, and $111,530 in 1998, 1997 and 1996, respectively. However, due to the expense limitation, CIGNA Investments waived $64,440, $81,881 and $78,697 of this fee in 1998, 1997 and 1996, respectively.

CIGNA S&P 500 Index Fund (Institutional Class) incurred a management fee of $431,355 and $82,658 in 1998 and 1997, respectively. However, due to the expense limitation, CII waived $144,534 of this fee for 1998 and waived all of its fee and reimbursed $43,969 to the Fund in 1997.

The Master Investment Advisory Agreement provides that it will continue from year to year as to the Fund provided that such continuance is specifically approved at least annually: (a) by a vote of the "majority of the outstanding voting securities" (as such term is defined in the 1940 Act) of that Fund or by the Board of Trustees of the Trust, and (b) by a vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Master Investment Advisory Agreement provides that it (i) may be terminated at any time without penalty (a) upon 60 days' written notice by vote of the Trustees of the Trust, or with respect to any series of the Trust, by vote of a majority of the outstanding voting securities of that series, or (b) by CIGNA Investments upon 90 days' written notice to the Trust in the case of the Master Investment Advisory Agreement and (ii) will automatically terminate in the event of its "assignment" (as such term is defined in the 1940 Act).

Each Master Trust Agreement acknowledges CIGNA Corporation's control over the name "CIGNA". The Trust and the Fund would be obliged to change their names to eliminate the word "CIGNA" (to the extent they could lawfully do so) in the event CIGNA Corporation were to withdraw its permission for use of such name. CIGNA Corporation has agreed not to withdraw such permission from the Trust or a series of the Trust so long as an affiliate of CIGNA Corporation shall be the investment adviser for such series.

UNDERWRITER
-----------

CIGNA Financial Services ("CFS") serves as the Trusts' distributor pursuant to a distribution contract which is subject to annual approval by the Board of Trustees. CFS is an indirect, wholly-owned subsidiary of CIGNA Corporation and, along with CIGNA Investments, is under the control of CIGNA Corporation. CFS' address is One Commercial Plaza, Hartford, CT 06103. The distribution contract is terminable without penalty, at any time, by the Trust upon 60 days' written notice to CFS or by CFS upon 60 days' notice, to the Trust. CFS is not obligated to sell any specific amount of Trust shares. Pursuant to the distribution contract, CFS continuously offers Fund shares. CFS received no compensation for distributing Fund shares in 1998.

Each fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the retail class of each fund to pay for services provided to retail class shareholders. The retail class will pay CIGNA Financial Services, Inc. (CFS)
 .25% of its average daily net assets for providing shareholder services to retail class shareholders, such as receiving and processing orders, answering questions and handling correspondence from shareholders about their accounts, and similar account administrative services.

The principal types of shareholder service activities that providers will furnish under the plan include receiving, aggregating, and processing shareholder or beneficial owner orders; providing and maintaining retirement account and other records; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administration services.

The Fixed Income Funds have adopted a plan under Rule 12b-1 of the 1940 Act that allows the Administrative Class-B of each Fixed Income Fund to pay CFS up to 0.15% of its average daily net assets for activities intended to result in distribution of Fixed Income Fund shares.

The principal types of distribution activities that providers will furnish under the plan for the Administrative Class-B are formulating and implementing marketing and promotional activities; printing and distributing prospectuses to prospective shareholders, and other activities primarily intended to result in the sale of Administrative Class-B shares.

The Funds anticipate that the plans will result in increased sales of Fund shares and an increase in the amount of assets in the Funds, permitting various Fund expenses (such as custodian fees, audit and legal fees, trustee fees) to be spread across a larger shareholder base and amount of assets, permitting greater economies of scale.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have do direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the Funds may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Funds or the relevant class of the Funds, as the case may be.

CUSTODIAN AND TRANSFER AGENT
----------------------------

The Trust's Custodian and Transfer Agent is State Street Bank and Trust Company ("State Street"), Boston, Massachusetts 02107. Under its Custodian Agreement, State Street maintains the portfolio securities of each Fund, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolio, determines the net asset value of shares of each Fund on a daily basis and performs such other ministerial duties as are included in the Custodian Agreement and Agency Agreement, copies of which are on file with the Securities and Exchange Commission.

INDEPENDENT ACCOUNTANTS
-----------------------

PricewaterhouseCoopers LLP acts as independent accountant for the Trust. Its offices are at 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP representatives annually perform an audit of the financial statements of the Trust's series and provide accounting advice and services throughout the year. PricewaterhouseCoopers LLP reports its activities and the results of its audit to the Audit Committee of the Board of Trustees. PricewaterhouseCoopers LLP also provides certain tax advice to the Trust.

BROKERAGE ALLOCATION AND OTHER PRACTICES
----------------------------------------

With respect to Fund transactions, it is the policy of CIGNA Investments and the sub-advisers (the "Advisers") on behalf of their clients, including the Funds, to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and spreads, and research services, consistent with obtaining best execution.

In seeking best execution, the Advisers will select brokers/dealers on the basis of their professional capability and the value and quality of their brokerage services. Brokerage services include the ability to execute most effectively large orders without adversely affecting markets and the positioning of securities in order to effect orderly sales for clients.

The officers of the Advisers will determine, generally without limitation, the brokers/dealers through whom, and the commission rates or spreads at which, securities transactions for client accounts are executed. The officers of the Advisers may select a broker/dealer who may receive a commission for portfolio transactions exceeding the amount another broker/dealer would have charged for the same transaction if they determine that such amount of commission is reasonable in relation to the value of the brokerage or research services performed or provided by the executing broker/dealer, viewed in terms of either that particular transaction or the Advisers' overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by the Advisers or accounts advised by other investment advisers which are related persons of the Advisers.

Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, without commissions as such, but which include compensation in the form of mark up or mark down.

If two or more brokers/dealers are considered able to offer the same favorable price with the equivalent likelihood of best execution, the officers of the Advisers may prefer the broker/dealer who has furnished research services. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts. Research services are used in advising all accounts, including accounts advised by related persons of the Advisers, and not all such services are necessarily used by an Adviser in connection with the specific account that paid commissions to the broker/dealer providing such services.

The overall reasonableness of brokerage commissions paid is evaluated continually. Such evaluation includes review of what competing brokers/dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.

In addition, the Advisers may, if permitted by applicable law, use brokerage commissions to pay for products or services (other than brokerage and research services) obtained from broker/dealers and third parties in accordance with SEC Release 34-23170 dated April 23, 1986. Pursuant to that Release, products and services which provide lawful and appropriate assistance to an Adviser's investment decision-making process may be paid for with brokerage commissions to the extent such products and services are used in that process. Where the research service product has a mixed use, that is, the product may serve a number of functions certain of which are not related to the making of investment decisions, the Advisers allocates the cost of the product on a basis which they deem reasonable, according to the various uses of the product, and maintains records documenting the allocation process followed. Only that portion of the cost of the product allocable to research services is paid through credit earned from the Fund's brokerage business. The Money Market Fund paid no brokerage commissions in 1998, 1997 or 1996. During 1998 and 1997, the S&P 500 Index Fund paid $53,151 and $37,741 in commissions, substantially all of which was paid to firms which provide research services to CIGNA Investments.

CIGNA advises that Sanford C. Bernstein & Co., Inc. ("Sanford Bernstein"), 767 Fifth Avenue, New York, NY 10153, reported that as of December 31, 1998 it held 18,836,626 shares, or 9.1%, of the outstanding common stock of CIGNA. Sanford Bernstein also reported sole voting power as to 10,300,452, shared voting power as to 2,248,782, and sole dispositive power as to 18,836,626 of these shares. Wellington Management Company, LLP ("Wellington"), 75 State Street, Boston, MA 02109, reported that as of December 31, 1998 it held 11,704,980 shares, or 5.67%, of the outstanding common stock of CIGNA. Wellington also reported sole voting power as to none, shared voting power as to 1,492,130, and shared dispositive power as to all of these shares.

Neither the Trust nor any Adviser presently allocate brokerage commissions to, or place orders for portfolio transactions with, either directly or indirectly, brokers or dealers based on their sales of Fund shares. Except as noted, neither the Trust nor CIGNA Investments utilize an affiliated broker or dealer in effecting Fund portfolio transactions and do not recapture commissions paid in such transactions.

CAPITAL STOCK
-------------

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each.

The Institutional, Administrative and Retail classes of the Funds represent interests in each Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses and exchange privileges, and the Administrative and Retail classes have exclusive voting rights on matters relating to their record keeping arrangements, and the Retail class has exclusive voting rights on matters pertaining to its distribution plan.

Under Massachusetts law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Master Trust Agreement disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.

Shares of each Fund will entitle their holders to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of any other series of the Trust. On any matter submitted to a vote of shareholders of the Trust, all shares of the Trust then issued and outstanding shall be voted in the aggregate. However, on matters affecting an individual series or class of shares, a separate vote of shareholders of that series or class would be required. Shareholders of a series or class would not be entitled to vote on any matter which does not affect that series or class but which would require a separate vote of another series or class.

When issued, shares of the Funds are fully paid and nonassessable, and have no preemptive or subscription rights. There are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees of the Trust and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any Trustees.

PURCHASE, REDEMPTION AND PRICING OF SECURITIES
----------------------------------------------

Shares of the Funds are sold on a continuous basis without any initial sales charge at the Fund's net asset value per share

RETIREMENT AND SAVINGS PLAN PARTICIPANTS. The Funds may be available as an investment option in employer-sponsored or other type of retirement or savings plans. All orders to purchase shares must be made through and in accordance with procedures established by the participant's employer or plan administrator. The plan administrator can provide participants with detailed information on how to participate in the plan and how to select a Fund as an investment option.

BROKERAGE ACCOUNT PURCHASES. All investors other than affiliates of CIGNA Corporation or employer sponsored or other type of retirement or savings plan participants or institutional investors eligible to invest in the Institutional Class must purchase shares through CFS, the Fund's underwriter, or a dealer who has entered into a dealer agreement with CFS. Orders placed through a brokerage representative are priced as of the close of business on the day the order is received by CIGNA Funds Shareholder Services or the transfer agent, provided the order is received by 4:00 p.m. Eastern Time. Brokerage representatives are responsible for the prompt transmission of purchase and redemption orders placed through them by shareholders.

Institutional investors eligible to purchase Institutional Class shares must place orders through CIGNA Funds shareholder services.

The Funds reserve the right to revise their redemption procedures on 30-days' notice. The Funds may suspend redemptions or postpone the date of payment during any period when: (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or trading on such Exchange is restricted; (b) the Securities and Exchange Commission has by order permitted such suspension for the protection of the Fund's shareholders; or (c) an emergency exists as determined by the Securities and Exchange Commission making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

PRICING. Each Fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the fund. Net assets are the excess of a Fund's assets over its liabilities.

The investments of the Money Market Fund are valued at amortized cost. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates or other factors on the market value of the instrument. The amortized cost method may result at times in determinations of value that are higher or lower than the price the Fund would receive if the instruments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

The valuation of the investments of the Money Market Fund at amortized cost is permitted by the Securities and Exchange Commission, and the Fund is required to adhere to certain conditions so long as they use this valuation method. The Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will purchase only instruments having remaining maturities of 397 days or less (except as permitted under Rule 2a-7 of the 1940 Act with respect to variable and floating rate instruments) and will invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks. The Board of Trustees has also established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the Fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. Such procedures include a review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value, calculated by using readily available market quotations, deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take such corrective action as it deems necessary and appropriate, including selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using readily available market quotations in which case, the net asset value could possibly be greater or less than $1.00 per share.

TAX MATTERS
-----------

All shareholders should consult a qualified tax adviser regarding their investment in a Fund.

The series of shares of the Trust is treated as a separate association taxable as a corporation.

Each Fund intends to qualify and elect to be treated under the Internal Revenue Code of 1986 (the Code), as amended, as a regulated investment company (RIC) for each taxable year. As of the date hereof, each Fund must, among other things meet the following requirements: A. each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. B. each Fund must diversify its holdings so that, at the end of each fiscal quarter: i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities).

Each Fund intends to satisfy requirements under the Code relating to the distribution of its net income so that, in general, the Fund will not be subject to Federal income tax (FIT) on its investment company taxable income and net capital gains designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains.

Each Fund is subject to a nondeductible 4% excise tax if it does not meet certain distribution requirements under the Code. To avoid this excise tax, during each calendar year, a Fund must distribute: 1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, 2) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year, and 3) all ordinary income and capital gains from previous years that were not distributed during such years.

Dividends declared to shareholders of record on a date in October, November or December will be taxable to shareholders in the year declared as long as the Fund pays the dividends no later than January of the following year.

Section 1092 of the Code affects the taxation of certain transactions involving futures or options contracts. If a futures or options contract is part of a "straddle" (which could include another futures or options contract or underlying stock or securities), as defined in Section 1092 of the Code, then, generally, losses are deferred first, to the extent that the modified "wash sale" rules of the Section 1092 regulations apply, and second to the extent of unrecognized gains on offsetting positions. Further, a fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Sections 1092 and 246 of the Code and the Regulations thereunder also suspend the holding periods for straddle positions with possible adverse effects regarding long-term capital gain treatment and the corporate dividends-received deduction. In certain cases, the "wash sale" rules of Section 1091 of the Code may operate to defer deductions for losses.

Section 1256 of the Code generally requires that certain futures and options be "marked-to-market" at the end of each year for FIT purposes. Section 1256 further characterizes 60% of any gain or loss with respect to such futures and options as long-term capital gain or loss and 40% as short-term capital gain or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

Upon a sale or redemption of Fund shares, a shareholder who is not a dealer in securities will realize gain or loss which will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, if a shareholder disposes of shares held for six months or less, any loss realized will be characterized as long-term capital loss to the extent of any capital gain dividends made to such shareholder prior to such disposition. In addition, shareholders need to consider the general wash sale rule which may impact shareholders who sell their shares at a loss and purchase shares within a sixty-one day time frame.

PERFORMANCE INFORMATION
-----------------------

Total return figures for the Funds are neither fixed nor guaranteed, and a Fund's principal is not insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. Each Fund may provide performance information in reports, sales literature and advertisements. Each Fund may also, from time to time, quote information about the Fund published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Fund. The following is a list of such publications or media entities:



         Advertising Age                        Financial Times                      Kiplinger
         Barron's                               Financial Weekly                     Money
         Barron's/Nelson's                      Financial World                      Mutual Fund Forecaster
         Best's Review                          Forbes                               Nation's Business
         Broker World                           Fortune                              New York Times
         Business Week                          Global Investor                      Pension World
         Changing Times                         Hartford Courant                     Pensions & Investments
         Christian Science Monitor              Institutional Investor               Personal Investor
         Consumer Reports                       Insurance Forum                      Philadelphia Inquirer
         Economist                              Insurance Weekly                     The Times (London)
         Equity International                   International Business               USA Today
         FACS of the Week                         Week                               U.S. News & World Report
         Far Eastern                            Investing                            Wall Street Journal
         Economic Review                        Investor's Chronicle                 Washington Post
         Financial Adviser                      Investor's Daily                     CNN
         Financial Planning                     Journal of the American              CNBC
         Financial Product News                   Society of CLu & ChFC              PBS
         Financial Services Week


Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor
         Lipper Analytical Services                          Stanger Report
         CDA Investment Technologies, Inc.                   Weisenberger
         Frank Russell Co.                                   Micropal, Ltd.
         InterSec Research                                   Donoghues
         Mutual Fund Values (Morningstar)

Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

      Standard & Poor's 400 Index
      Standard & Poor's 500 Stock Index           Bond Buyer Index
      Dow Jones Industrial Average                NASDAQ
      EAFE Index                                  COFI
      Consumer Price Index                        First Boston High Yield Index
      Lehman Bond Indices

Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

      10 year Treasuries
      30 year Treasuries
      90 day Treasury Bills

Advertising for a Fund may from time to time include discussions of general economic conditions and interest rates, and may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose the largest holdings in the Fund's portfolio.

From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, inflation.

Although performance data may be useful to prospective investors in comparing with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Fund.

TOTAL RETURN QUOTATIONS
-----------------------

The standard formula for calculating total return, as described in the prospectus, is as follows:

                                   P(1+T)/n/=ERV

Where      P           =    A hypothetical initial payment of $1,000.
           T           =    average annual total return.
           n           =    number of years.

           ERV         =    ending redeemable value of a hypothetical $1,000
                            payment at the end of the 1, 5, or 10 year periods
                            (or fractional portion of such period).

Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where      P          =     A hypothetical initial payment of $1,000.
           V          =     cumulative total return.
           ERV        =     ending redeemable value of a hypothetical $1,000
                            payment at the end of the stated period.

The average annual total returns for each of the named Funds (institutional class), for the 1, 5 and 10 year periods (or since inception, if shorter) ended December 31, 1998, were as follows:

                                              PERIODS ENDED DECEMBER 31, 1998
                                              -------------------------------
                                              1 YEAR      5 YEARS     10 YEARS
                                              ------      -------     --------

 Money Market Fund............................  5.18%       4.82%       5.22%
 S&P 500 Index Fund*.......................... 28.28%


*The Inception date of the CIGNA S&P 500 Index Fund was July 1, 1997.

YIELD QUOTATIONS
----------------

The standard formula for calculating yield for each Fund except the Money Market Fund, as described in the Prospectus, is as follows:

Where:

  a          =     dividends and interest earned during a stated 30-day period.
                   For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date. Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

  b          =     expenses accrued during period (net of reimbursements).

  c          =     the average daily number of shares outstanding during the
                   period that were entitled to receive dividends.

  d          =     the maximum offering price per share on the last day of the period.

                        YIELD = 2[((a-b)/(c x d) + 1)/6/ -1]

The standard formula for calculating annualized yield for the Money Market Fund, as described in the Prospectus, is as follows:

                                Y = V\1\ - V\O\ x 365
                                    -----------   ---
                                        V\o\       7

Where      Y        =       7 day annualized yield.
           Vo       =       the value of a hypothetical pre-existing account in
                            the Fund having a balance of one share at the
                            beginning of a stated seven-day period.
           V1       =       the value of such an account at the end of the
                            stated period.
     V\1\ - V\O\    =       base period return.
     ----------
         V\o\

The annualized yield for the CIGNA Money Market Fund for the 7 days ended December 31, 1998 was 4.69%.

The standard formula for calculating effective annualized yield for the Money Market Funds, as described in the Prospectus, is as follows:

                              EY = [(Y+1) / 365/7 /] - 1

Where      EY       =       effective annualized yield.
            Y       =       base period return.


The effective annualized yield for CIGNA Money Market Fund for the 7 days ended December 31, 1998 was 4.80%.

For the purpose of the annualized yield and effective annualized yield, the net change in the value of the hypothetical Money Market Fund account reflects the value of additional shares purchased with dividends from the original shares and any such additional shares, and all fees charged (if any), other than non-recurring account charges, to all shareholder accounts in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation.

REDEMPTIONS PAID IN CASH
------------------------

Pursuant to Rule 18f-1 under the Investment Company Act of 1940, as amended, each Fund has committed to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. This election is irrevocable while such Rule is in effect unless the Securities and Exchange Commission by order upon application permits the withdrawal of the Fund's notification of election. Redemptions by any one shareholder during any 90 day period in excess of $250,000 or 1% of the net assets of the Fund may be made in readily marketable securities.

                             REGISTRATION STATEMENT
                                       ON
                                    FORM N-1A

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS.
-----------------

 a. Second Amended and Restated Master Trust Agreement of Registrant dated July 28, 1998, incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement filed electronically October 2, 1998.


 a.    (i)    Amendment No. 1 to Second Amended and Restated Master Trust
              Agreement of Registrant dated _____________, 1999, to be filed by amendment.


 b. The Amended and Restated By-Laws of Registrant dated April 29, 1997, incorporated by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement filed electronically April 30, 1997.

 c. Relative to the rights of shareholders, Article IV and Article V of Registrant's Second Amended and Restated Master Trust Agreement dated July 28, 1998 as hereinbefore incorporated by reference as Exhibit a.

 c.    (i)    Relative to the rights of shareholders, Article 9 of the Amended and Restated By-Laws of Registrant dated April 29, 1997 as hereinbefore incorporated by reference as Exhibit b.

 d. The First Amended and Restated Master Investment Advisory Agreement dated as of April 30, 1996 between CIGNA Funds Group and CIGNA Investments, Inc., incorporated by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed electronically June 28, 1996.


 d.   (i)     Side Letter to the First Amended and Restated Master Investment
              Advisory Agreement dated __________, 1999 between CIGNA Funds
              Group and CIGNA Investments, Inc., to be filed by amendment.

 d.    (ii)   The Sub-Advisory Agreement dated ___________, 1999 between CIGNA
              International Investment Advisors, Ltd. and BBOI Worldwide, LLC, to be filed by amendment.

 d.    (iii)  The Sub-Advisory Agreement dated ____________, 1999 between CIGNA
              Investments, Inc. and Berger Associates, Inc., to be filed by amendment.

 d.    (iv)   The Sub-Advisory Agreement dated ____________, 1999 between CIGNA
              Investments, Inc. and Fiduciary Trust Company International, to be filed by amendment.

 d.    (v)    The Sub-Advisory Agreement dated ____________, 1999 between CIGNA
              Investments, Inc. and INVESCO, to be filed by amendment.

 d.    (vi)   The Sub-Advisory Agreement dated ____________, 1999 between CIGNA
              Investments, Inc. and John A. Levin & Co., to be filed by amendment.

 d.    (vii)  The Sub-Advisory Agreement dated ____________, 1999 between CIGNA
              Investments, Inc. and Morgan Stanley Dean Witter Investment Management, Inc., to be filed by amendment.


 e. The Distribution Agreement dated as of December 1, 1997 between CIGNA Funds Group and CIGNA Financial Services, Inc., incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement filed electronically April 30, 1998.

 f.           None.

 g. The Custodian Contract dated as of October 15, 1987 between CIGNA Annuity Funds Group (n/k/a CIGNA Funds Group) and State Street Bank and Trust Company, incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement filed electronically January 19, 1999.

 g.    (i)    The Custodian Fee Schedule Effective January 1, 1999 relative to the Custodian Contract hereinbefore filed as Exhibit g, incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement filed electronically January 19, 1999.

 g.    (ii)   Side Letter to the Custodian Contract between CIGNA Funds Group and State Street Bank and Trust Company dated as of April 30,
              1996, incorporated by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed electronically June
              28, 1996.


 g.    (iii)  Side Letter to the Custodian Contract between CIGNA Funds Group and State Street Bank and Trust Company dated ____________, 1999, to be filed by amendment.

 g.    (iv)   The Price Source Authorization Agreement pursuant to the Custodian
              Contract among State Street Bank and Trust Company and CIGNA
              Funds, incorporated by reference to Post-Effective Amendment No.
              60 to Registrant's Registration Statement filed electronically
              April 30, 1999.


 h. The Transfer Agency and Service Agreement dated as of July 30, 1985 between CIGNA Annuity Funds Group (n/k/a CIGNA Funds Group) and State Street Bank and Trust Company, incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement filed electronically April 30, 1998.

 h.    (i)    The Transfer Agent Operations Fee Schedule For CIGNA Money Market
              Fund Effective January 1, 1999 relative to the Transfer Agency and
              Service Agreement hereinbefore incorporated by reference as Exhibit h, incorporated by reference to Post-Effective Amendment
              No. 59 to Registrant's Registration Statement filed electronically
              January 19, 1999.

 h.    (ii)   Side Letter to the Transfer Agency and Service Agreement between
              CIGNA Funds Group and State Street Bank and Trust Company dated as of April 30, 1996, incorporated by reference to Post-Effective
              Amendment No. 54 to Registrant's Registration Statement filed electronically June 28, 1996.

 h.    (iii)  The Agreement For Use Of The Term "CIGNA" dated April 30, 1985 between CIGNA Annuity Funds Group (n/k/a CIGNA Funds Group) and CIGNA Corporation, incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement filed electronically April 30, 1998.

 h.    (iv)   Form of Trustees' Deferred Fee Agreement, incorporated by
              reference to Post-Effective Amendment No. 53 to Registrant's
              Registration Statement filed electronically April 15, 1996.

 h.    (v)    Form of Shareholder Services Plan between CIGNA Funds Group and
              CIGNA Financial Services, Inc., incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration
              Statement filed electronically April 30, 1998.


 h.    (vi)   Sub-Accounting Services Agreement For The Retail Service Class of
              CIGNA Money Market Fund (A Series of CIGNA Funds Group) dated as of April 1, 1999, incorporated by reference to Post-Effective
              Amendment No. 60 to Registrant's Registration Statement filed electronically April 30, 1999.



 h.    (vii)  Sub-Accounting Services Agreement For The Retail Service Class of
              the Charter Fund /SM/ series of CIGNA Funds Group dated _________, to be filed by amendment.


*h.    (viii) Power of Attorney.

 i.           Consent of Counsel, to be filed by amendment.

 j.           Consent of PricewaterhouseCoopers LLP, to be filed by amendment.


 k.           None.

 l.           None.

 m. Rule 12b-1 Plan of CIGNA Money Market Fund (A Series of CIGNA Funds Group) dated as of October 27, 1998, incorporated by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement filed electronically December 2, 1998.


 m.   (i)     Rule 12b-1 Plan of the Charter Fund /SM/ series of CIGNA Funds
              Group dated __________, to be filed by amendment.


 n. The Dual Class Plan Pursuant to Rule 18f-3 for CIGNA Funds Group dated as of April 30, 1996, incorporated by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed electronically June 28, 1996.

 n.    (i)    Amendment to Dual Class Plan Pursuant to Rule 18f-3 For CIGNA
              Funds Group dated as of October 27, 1998, incorporated by reference to Post-Effective Amendment No. 58 to Registrant's
              Registration Statement filed electronically December 2, 1998.

 n.    (ii)   Multi Class Plan Pursuant to Rule 18f-3 for CIGNA Money Market
              Fund dated as of October 27, 1998, incorporated by reference to Post-Effective Amendment No. 58 to Registrant's Registration
              Statement filed electronically December 2, 1998.


 n.    (iii)  Multi Class Plan Pursuant to Rule 18f-3 for the Charter Fund /SM/
              series of CIGNA Funds Group dated ___________, to be filed by amendment.












--------------
* Filed Herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.
--------------------------------------------------------------------

No person is directly or indirectly controlled by or under common control with CIGNA Funds Group.

ITEM 25. INDEMNIFICATION.
------------------------


The Second Amended and Restated Master Trust Agreement, as amended, dated July 28, 1998 (the "Master Trust Agreement"), provides, among other things, for the indemnification out of Registrant's assets (or the assets of a series of Registrant where applicable) of the Trustees and officers of Registrant against all liabilities incurred by them in such capacity, except for liability by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Trustees may consult counsel or other experts concerning the meaning and operation of the Master Trust Agreement, and may rely upon the books and records of Registrant. Trustees are not liable for errors of judgment, mistakes of fact or law, or for the negligence of other Trustees or Registrant's officers or agents.


Trustees are not required to give a bond or other security for the performance of their duties. Payments in compromise of any action brought against a Trustee or officer may be paid by Registrant if approved by either a majority of disinterested Trustees or by independent legal counsel. The right of indemnification under the Master Trust Agreement is not exclusive of any other rights to which the Trustees or officers may be entitled.

The Master Trust Agreement also provides that shareholders shall be indemnified and held harmless by the applicable series of Registrant with respect to actions brought against them in their capacity as shareholders. Also, the Master Trust Agreement provides that creditors of a series of Registrant may look only to the assets of that series for payment; and neither shareholders nor Trustees shall be personally liable therefor. All instruments executed on behalf of Registrant are required to contain a statement to the effect of the foregoing.

CIGNA Investments, Inc., Registrant and other investment companies managed by CIGNA Investments, Inc., their officers, trustees, directors and employees (the "Insured Parties") are insured under an Investment Management Errors and Omissions Insurance Policy in the amount of $10,000,000 offered by Lloyd's Insurance Company, an affiliate of Lloyd's of London, on a joint policy basis with CIGNA Investments, Inc. and CIGNA International Investment Advisors, Ltd.

In addition, Registrant and other investment companies managed by CIGNA Investments, Inc. and CIGNA International Investment Advisors, Ltd. are insured under a Lloyd's Insurance Company Investment Company Blanket Bond with a stated maximum coverage of $10,000,000. Premiums and policy benefits are allocated among participating companies pursuant to Rule 17g-1(d) under the Investment Company Act of 1940, as amended.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.
-----------------------------------------------------------------


As of the date hereof, CIGNA Investments, Inc. ("CII") serves as investment adviser to CIGNA Funds Group, to CIGNA Institutional Funds Group, to CIGNA Variable Products Group and their series of shares and to CIGNA High Income Shares (CIGNA Funds Group, CIGNA High Income Shares, CIGNA Institutional Funds Group and CIGNA Variable Products Group, collectively known as the "Trusts") and to CIGNA Investment Securities, Inc. (f/k/a INA Investment Securities, Inc.) ("CIS"), all of which (except for CIS and CIGNA High Income Shares) are open-end investment companies, and to certain other clients, most of which are affiliated with CIGNA Corporation. For a description of the business of CII, see its most recent Form ADV (File No. 801-18094) filed with the Securities and Exchange Commission. The principal address of each of the foregoing companies is as follows:

     CII - 900 Cottage Grove Road, Bloomfield, Connecticut 06002 or 195 Broadway, 9th Floor, New York, NY 10007


     The Trusts and each of their series of shares - 100 Front Street, Suite 300, Worcester, Massachusetts 01601


     CIS - Two Liberty Place, 1601 Chestnut Street, Philadelphia,
     Pennsylvania  19192

Substantial business and other connections of the Directors and officers during the past two fiscal years follow:

Names of Officers and Directors    Positions with the Adviser and
   of the Investment Adviser       Other Substantial Business Connections
-------------------------------    --------------------------------------


Harold W. Albert                    Director and Counsel, CII; Director, CIGNA
                                    International Investment Advisors, Ltd.**;
                                    Chief Counsel, CIGNA Investment Management, a division of CIGNA Corporation*; Counsel, CIGNA Investment Advisory Company, Inc.*;
                                    Director, Senior Vice President and Chief
                                    Counsel, CIGNA Investment Group, Inc.*;
                                    Director, Global Portfolio Strategies, Inc.* and CIGNA Financial Futures, Inc.*

Thomas C. Jones                     President, CIGNA Investment Management, a
                                    division of CIGNA Corporation*; President and Director, CII and CIGNA Investment
                                    Group, Inc.*; President, CIGNA Investment
                                    Advisory Company, Inc.*; Director, CIGNA
                                    International Investment Advisors, Ltd.**,
                                    CIGNA Financial Futures, Inc.* and Global
                                    Portfolio Strategies, Inc.*; Trustee, the
                                    Trusts; Director, CIGNA Investment
                                    Securities, Inc. (f/k/a INA Investment
                                    Securities, Inc.)

Jean H. Walker                      Director and Senior Vice President, CII;
                                    Chief Financial Officer, CIGNA Investment
                                    Management, a division of CIGNA
                                    Corporation*; previously Chief Financial
                                    Officer, Group Insurance division, CIGNA
                                    Corporation.****


Mary Louise Casey                   Senior Managing Director, CII; Director and
                                    Senior Managing Director, CIGNA Investment
                                    Advisory Company, Inc.*; Director Global
                                    Portfolio Strategies, Inc.*

Richard H. Forde                    Senior Managing Director, CII and CIGNA
                                    Investment Advisory Company, Inc.*;
                                    President, Senior Managing Director and
                                    Director, CIGNA International Investment
                                    Advisors, Ltd.**; Chairman of the Board,
                                    President and Trustee CIGNA Funds Group,
                                    CIGNA High Income Shares, CIGNA
                                    Institutional Funds Group and CIGNA
                                    Investment Securities, Inc. (f/k/a INA
                                    Investment Securities, Inc.); President
                                    CIGNA Variable Products Group.


Robert J. Moore                     Senior Managing Director, CII, CIGNA
                                    Investment Advisory Company, Inc.* and CIGNA
                                    International Investment Advisors, Ltd.**;
                                    Chief Investment Officer, CIGNA Investment
                                    Management-Retirement Services, a division of CIGNA Corporation*; previously Managing
                                    Director, Head of Fixed Income Portfolio
                                    Management and Research, Credit Suisse Asset
                                    Management, NY, NY.


Philip J. Ward                      Senior Managing Director, CII; Director and
                                    Senior Managing Director, CIGNA Investment
                                    Advisory Company, Inc.*

Kevin D. Barry                      Managing Director, CII.

Julia B. Bazenas                    Managing Director, CII.

Marguerite A. Boslaugh              Managing Director, CII.

Susan B. Bosworth                   Managing Director, CII.

Thomas J. Bowen                     Managing Director, CII and CIGNA Investment
                                    Advisory Company, Inc.*

William C. Carlson                  Managing Director, CII; previously Vice
                                    President, CII.

Antonio M. Caxide                   Managing Director, CII and CIGNA
                                    International Investment Advisors, Ltd.**;
                                    previously Vice President, CII and CIGNA
                                    International Investment Advisors, Ltd.**

Richard H. Chase                    Managing Director, CII.

Rosemary C. Clarke                  Managing Director, CII and CIGNA Investment
                                    Advisory Company, Inc.*

Rosemary S. Cleaves                 Managing Director, CII; previously President
                                    and Director, Global Portfolio Strategies,
                                    Inc.*


Leland E. Crabbe                    Managing Director, CII; previously Portfolio
                                    Manager, Credit Suisse Asset Management, NY,
                                    NY.


Robert F. DeLucia                   Managing Director, CII and CIGNA Investment
                                    Advisory Company, Inc.*; Director, Global
                                    Portfolio Strategies, Inc.*

Mark V. DePucchio                   Managing Director, CII; previously Vice
                                    President, CII.

Michael Q. Doyle                    Managing Director, CII; previously Vice
                                    President, CII.


Lawrence A. Drake                   Managing Director, CII and CIGNA Investment
                                    Advisory Company, Inc.*

Ira Edelblum                        Managing Director, CII; previously Portfolio
                                    Manager, Credit Suisse Asset Management, NY,
                                    NY.


John G. Eisele                      Managing Director, CII.

Robert Fair                         Managing Director, CII.

John P. Feeney                      Managing Director, CII.

Thomas R. Foley                     Managing Director, CII; previously Vice
                                    President, CII.

Keith A. Gollenberg                 Managing Director, CII; previously Vice
                                    President, CII.

Maurice A. Gordon                   Managing Director, CII; previously Vice
                                    President, CII.

William J. Grady                    Managing Director, CII.

Dennis P. Hannigan                  Managing Director, CII.

Debra J. Height                     Managing Director, CII and CIGNA Investment
                                    Advisory Company, Inc.*


William H. Jefferis                 Managing Director, CII; previously Vice
                                    President, CII.


David R. Johnson                    Managing Director, CII and CIGNA Investment
                                    Advisory Company, Inc.*

Robert W. Justich                   Managing Director, CII; previously Managing
                                    Director, Credit Suisse Asset Management,
                                    NY, NY.


Richard H. Kupchunos                Managing Director, CII and CIGNA Investment
                                    Advisory Company, Inc.*

James R. Kuzemchak                  Managing Director, CII.

Edward Lewis                        Managing Director, CII.


Timothy J. Lord                     Managing Director, CII; Vice President,
                                    CIGNA Financial Futures, Inc.*

Bret E. Meck                        Managing Director, CII.


Stephen J. Olstein                  Managing Director, CII.

Stephen A. Osborn                   Managing Director, CII.

Alan C. Petersen                    Managing Director, CII; Vice President,
                                    CIGNA High Income Shares.

Anthony J. Pierson                  Managing Director, CII.

Leon Pouncy                         Managing Director, CII.

Donald F. Rieger, Jr.               Managing Director, CII.

Peter F. Roby                       Managing Director, CII; previously Vice
                                    President, CII.


Frank Sataline, Jr.                 Managing Director, CII; previously Vice
                                    President, CII.

John A. Shaw                        Managing Director, CII.


Thomas P. Shea, III                 Managing Director, CII.


Joseph W. Springman                 Managing Director, CII and CIGNA Investment
                                    Advisory Company, Inc.*

William A. Taylor                   Managing Director, CII.


George Varga                        Managing Director, CII.

Victor J. Visockis, Jr.             Managing Director, CII; previously Vice
                                    President, CII.

Henry C. Wagner, III                Managing Director, CII and CIGNA Investment
                                    Advisory Company, Inc.*; President, CIGNA
                                    Financial Futures, Inc.*; previously Vice
                                    President, CII.

Deborah B. Wiacek                   Managing Director, CII; previously Vice
                                    President, CII.

Stephen H. Wilson                   Managing Director, CII.


Mary C. LaBelle                     Senior Vice President, CII; Human Resources
                                    Head, CIGNA Investment Management, a
                                    division of CIGNA Corporation*; previously
                                    Human Resources, Aeltus Investment
                                    Management, a division of Aetna Corporation, Hartford, CT.

Victor E. Saliterman                Senior Vice President, CII; previously
                                    Senior Manager-Strategic Services, Anderson
                                    Consulting, NY, NY (Consulting Services).


Jean M. Anderson                    Vice President, CII.

Thomas P. Au                        Vice President, CII.

Andrew Brown                        Vice President, CII.

Timothy C. Burns                    Vice president, CII and Global Portfolio
                                    Strategies, Inc.*

John D. Carey                       Vice President, CII.

David M. Cass                       Vice President, CII.

R. Thomas Clemmenson                Vice President, CII.


Maryanne P. dePreaux                Vice President, CII.

Kim L. DiPietro                     Vice President, CII.


Celia R. Dondes                     Vice President, CII.

Ronald J. Dupont                    Vice President, CII and CIGNA Investment
                                    Advisory Company, Inc.*


Robert W. Eccles                    Vice President, Finance & Risk Management;
                                    previously Vice President.

Mark W. Everette                    Vice President, CII.

Richard L. Fletcher                 Vice President, CII.


Jonathan S. Frankel                 Vice President, CII.

Ivy B. Freedman                     Vice President, CII.

Susan M. Grayson                    Vice President, CII and Global Portfolio
                                    Strategies, Inc.*; previously Director,
                                    Global Portfolio Strategies, Inc.*

Amy F. Hatfield                     Vice President, CII.

John Hurley                         Vice President, CII.

Chuel D. Hwang                      Vice President, CII.


Steven F. Jacobs                    Vice President, CII.

Edward B. Johns                     Vice President, CII.

Thomas J. Keene                     Vice President, CII.

Joseph R. Kennedy                   Vice President, CII.

Mark S. Korinek                     Vice President, CII.

Daryl Krivanec                      Vice President, CII.


James R. Lagasse                    Vice President, CII.

Margaret Y. Leong                   Vice President, CII.


Paul T. Martin                      Vice President, CII.

Daniel McDonough                    Vice President, CII, CIGNA International
                                    Investment Advisors, Ltd.** and Global
                                    Portfolio Strategies, Inc.*

Dean M. Molinaro                    Vice President, CII

Linda L. Morel                      Vice President, CII.

Alpha O. Nicholson, III             Vice President, CII; Senior Counsel, CIGNA
                                    companies*.


Ann Marie O'Rourke                  Vice President, CII.

Elisabeth Piker                     Vice President, CII.


Thomas J. Podgorski                 Vice President, CII.

Michael J. Riccio                   Vice President, CII.

Timothy F. Roberts                  Vice President and Compliance Officer, CII;
                                    Vice President, International Finance/Global
                                    Compliance, CIGNA Investment Management, a division of CIGNA Corporation*; Vice
                                    President - Finance and Compliance Officer,
                                    CIGNA International Investment Advisors,
                                    Ltd.**; Compliance Officer, CIGNA Investment
                                    Advisory Company, Inc.*

Alexander Rybchinsky                Vice President, CII.

Kevin W. Schmitt                    Vice President, CII.

John R. Schumann                    Vice President, CII.

Philip Spak                         Vice President, CII.

Marie E. Swartzwelder               Vice President, CII and Global Portfolio
                                    Strategies, Inc.*; previously Vice
                                    President, Global Portfolio Strategies,
                                    Inc.*

Carlton C. Taylor                   Vice President, CII.


Patrick H. Thompson                 Vice President, CII.

Michael J. Walker                   Vice President, CII.


Carey A. White                      Vice President, CII.

William S. Woodsome                 Vice President, CII.

Alfred A. Bingham III               Assistant Vice President, CII; Vice
                                    President and Treasurer, the Trusts and
                                    CIGNA Investment Securities, Inc. (f/k/a INA
                                    Investment Securities, Inc.)

Susan L. Cooper                     Secretary, CII, CIGNA Investment Advisory
                                    Company, Inc.*, CIGNA International
                                    Investment Advisors, Ltd.**, CG Trust
                                    Company*, Global Portfolio Strategies,
                                    Inc.*, CIGNA Financial Services, Inc.***,
                                    Connecticut General Life Insurance Company*;
                                    Assistant Corporate Secretary, CIGNA
                                    Corporation****; previously Associate,
                                    Robinson Donovan Madden & Barry, P.C.,
                                    Springfield, MA (Law Firm).

In addition, certain companies not affiliated with CIGNA serve as investment sub-advisers to the CIGNA Charter Funds /SM/. Following are the names of these companies, the series they sub-advise, their principal business addresses and the substantial business and other connections of the Directors and officers of the companies during the past two fiscal years:

INTERNATIONAL STOCK FUND            BBOI Worldwide LLC
                                    [address to be provided by amendment]

     [substantial business and other connections of the sub-adviser and its officers and Directors to be provided by amendment]

SMALL COMPANY STOCK-VALUE FUND      Berger Associates, Inc.
                                    210 University Boulevard
                                    Suite 900
                                    Denver, CO 80206

     [substantial business and other connections of the sub-adviser and its officers and Directors to be provided by amendment]

SMALL COMPANY STOCK-GROWTH FUND     Fiduciary Trust Company International
                                    [address to be provided by amendment]

     [substantial business and other connections of the sub-adviser and its officers and Directors to be provided by amendment]

TOTAL RETURN FUND                   INVESCO
                                    7800 E. Union Avenue
                                    Denver, CO [zip code to be provided
                                                by amendment]

     [substantial business and other connections of the sub-adviser and its officers and Directors to be provided by amendment]

LARGE COMPANY STOCK-VALUE FUND      John A. Levin & Co.
                                    One Rockefeller Plaza
                                    25th Floor
                                    New York, NY 10020

     [substantial business and other connections of the sub-adviser and its officers and Directors to be provided by amendment]




-----------------------
      *900 Cottage Grove Road, Bloomfield, CT
    **Park House, 16 Finsbury Circus, London, England
  ***280 Trumbull Street, One Commercial Plaza, Hartford, CT
****One Liberty Place, 1650 Market Street, Philadelphia, PA

LARGE COMPANY STOCK-GROWTH FUND     Morgan Stanley Dean Witter Investment
                                      Management, Inc.
                                    1221 Avenue of the Americas
                                    New York, NY 10020

     [substantial business and other connections of the sub-adviser and its officers and Directors to be provided by amendment]


ITEM 27.  PRINCIPAL UNDERWRITERS.
--------------------------------

(a) CIGNA Financial Services, Inc. is the principal underwriter for CIGNA Funds Group and for its series.


(b) The officers and Directors of CIGNA Financial Services, Inc. as of August 31, 1999 are:



Name and Principal                         Positions and Offices                              Positions and Offices
 Business Address***                         With Underwriter                                 With Registrant
--------------------                       ---------------------                              ---------------------


Willard S. Bashan                          Member Board of Directors                            --------
Byron D. Oliver                            Member Board of Directors                            --------
Mark A. Parsons                            Member Board of Directors                            --------
David C. Scheinerman                       Member Board of Directors                            --------

Robin A. Leavitt                           President                                            --------
Alan F. Monbaron                           Vice President,
                                           Chief Financial Officer
                                             Assistant Treasurer,                               --------
Mark A. Parsons                            Vice President,                                      --------
                                             Chief Counsel
Stephen C. Stachelek                       Vice President,                                      --------
                                             Treasurer
Daniel E. Wright                           Vice President
                                             Assistant Treasurer,
                                             Compliance Officer                                 --------
Julia M. Kozlowski                         Assistant Vice President                             --------
Susan L. Cooper                            Secretary                                            --------
Thomas L. Pierce                           Assistant Secretary                                  --------
Margaret I. Whiteman                       Assistant Secretary                                  --------
Pamela S. Williams                         Assistant Secretary                                  --------
Bruce P. Chapin                            Assistant Treasurer                                  --------
Brian J. Coroso                            Assistant Treasurer
                                           Assistant Compliance Officer                         --------
Joy B. Erickson                            Assistant Treasurer
                                           Assistant Compliance Officer                         --------




(c)      Not Applicable

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.
------------------------------------------

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (15 U.S.C. 80a-30(a)) and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder and records relating to shareholders are maintained by State Street Bank and Trust Company, Boston, Massachusetts. Registrant's corporate records and financial records are maintained c/o CIGNA Investments, Inc., 900 Cottage Grove Road, Bloomfield, CT 06002.



------------------
***280 Trumbull Street, One Commercial Plaza, Hartford, CT

ITEM 29.  MANAGEMENT SERVICES.
-----------------------------

None.

ITEM 30.  UNDERTAKINGS.
----------------------

Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant, CIGNA Funds Group has duly caused this Amendment No. 61 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bloomfield, and State of Connecticut on the 15th day of September, 1999.


                                         CIGNA Funds Group

                                         Richard H. Forde
                                         Chairman of the Board of Trustees
                                            and President


                                         By: /s/  Jeffrey S. Winer
                                            ------------------------------------
                                               Jeffrey S. Winer
                                               Attorney-in-Fact


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment No. 61 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



      SIGNATURE                                   TITLE                                   DATE
      ---------                                   -----                                   ----


Richard H. Forde                                 Chairman of                           September 15, 1999.
                                                 the Board of
                                                 Trustees and
                                                 President (principal
By:  /s/ Jeffrey S. Winer                        executive officer)
   ------------------------------------
      Jeffrey S. Winer
      Attorney-in-Fact


     /s/ Alfred A. Bingham III                   Treasurer                             September 15, 1999.
   ------------------------------------          (principal
      Alfred A. Bingham III                      financial officer
                                                 and principal
                                                 accounting officer)

This Amendment to the Registration Statement has also been signed below by Jeffrey S. Winer, Attorney-in-Fact, on behalf of the following Trustees on the date indicated, such Trustees being all of the Trustees currently holding the office of Trustee of Registrant.

        Hugh R. Beath                            Thomas C. Jones
        Richard H. Forde                         Paul J. McDonald
        Russell H. Jones


By:  /s/ Jeffrey S. Winer                                                              September 15, 1999.
   -----------------------------------
       Jeffrey S. Winer



                         SECURITIES ACT FILE NO. 2-29020
                    INVESTMENT COMPANY ACT FILE NO. 811-1646

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A







                                                                          _
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  | |
                                                                          -
                                                                          _
   Pre-Effective Amendment                                               | |
                                                                          -
                                                                          _
   Post-Effective Amendment No. 61                                       |X|
                                                                          -


                                   and


                                                                          _
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          | |
                                                                          -
                                                                          _
   Amendment No. 61                                                      |X|
                                                                          -






                               CIGNA FUNDS GROUP
               (Exact Name of Registrant as Specified in Charter)

                100 FRONT STREET, SUITE 300, WORCESTER, MA 01601
                    (Address of Principal Executive Office)


                                    EXHIBITS

                                  EXHIBIT INDEX


h.    (vii)    Power of Attorney.